SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.2%
Alabama — 1.9%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	$2,000	$2,534
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,219
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	250
5.000%, 07/01/2024	325	374
5.000%, 07/01/2028	1,075	1,372
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	4,059
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,979
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	5,000	5,771
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,183
5.000%, 09/01/2031	3,140	4,173
5.000%, 09/01/2034	2,000	2,749
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,525
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	630	799
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,312

		38,299

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,877

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$3,000	$3,567
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,831
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,631
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	2,147
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (B)	3,560	3,593
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,436	3,634
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,224
Coconino County, Pollution Control, Ser B, RB
1.650%, 03/01/2039 (A)	2,000	2,025
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,791
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,560	1,586
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,807
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	708
5.000%, 07/01/2029	250	294
5.000%, 07/01/2030	500	586
5.000%, 07/01/2032	1,095	1,274

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	$3,100	$3,942
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	390
5.000%, 07/01/2032	115	126
5.000%, 07/01/2033	355	387
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	1,001
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,554
5.250%, 12/01/2026	4,510	5,583
5.000%, 12/01/2032	2,500	3,343
5.000%, 12/01/2037	1,000	1,413
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	945
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	1,200	1,258
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,100

		62,358

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,602
5.000%, 11/01/2034	1,210	1,383
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,828
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,828

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	$1,500	$1,888

		8,529

California — 7.9%
Bay Area, Toll Authority, RB
Callable 10/01/2021 @ 100
2.250%, 04/01/2045 (A)	1,500	1,525
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	241
California State, Department of Water Resources, Centeral Valley Project, Ser BB, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2035	1,525	2,114
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	1,910	2,272
California State, GO
5.000%, 08/01/2026	3,880	4,884
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,987
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,036
California State, GO
Callable 11/01/2025 @ 100
4.000%, 11/01/2041	360	410
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,741
5.000%, 09/01/2029	1,500	1,865
5.000%, 09/01/2030	3,395	4,208
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,750
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,579
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,584

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	$1,055	$1,158
California State, Public Finance Authority, Trinity Classical Academy, RB
Callable 07/01/2026 @ 103
5.000%, 07/01/2036 (B)	350	360
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,105
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	1,185	1,244
California State, Public Works Board, Riverside Campus Project, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,253
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,312
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,066
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	410	430
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,285
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (B)	875	1,005
5.000%, 12/01/2033 (B)	390	451
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,563
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purpose, GO
5.000%, 04/01/2032	$1,970	$2,785
California State, Various Purpose, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,815
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,109
5.000%, 08/01/2030	6,500	8,038
5.000%, 08/01/2035	3,000	3,663
California State, Various Purpose, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,398
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,012
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,518
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,776
5.000%, 06/01/2027	2,875	3,609
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	6,095
5.000%, 06/01/2035	4,755	5,821
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 12/21/2020 @ 21
12.149%, 06/01/2047 (D)	6,850	1,467
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 03/01/2022	625	661
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,495
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	982
5.000%, 05/15/2032	500	583
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,925

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	$2,500	$2,835
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	621
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,239
Sacramento, Water Revenue, RB
Pre-Refunded @ 100
5.000%, 09/01/2023 (C)	1,395	1,578
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	403
San Francisco City & County, Public Utilities Commission, Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	3,685	3,848
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	2,900	3,042
San Francisco City & County, Ser D-1, GO
Callable 06/15/2028 @ 100
4.000%, 06/15/2039	1,580	1,893
4.000%, 06/15/2040	1,640	1,956
4.000%, 06/15/2041	1,705	2,028
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2029	1,165	1,335
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,065
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,101
5.000%, 09/01/2031	1,815	2,166
University of California, Ser Q, RB
Callable 01/04/2021 @ 100
5.250%, 05/15/2023	180	181

		160,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado — 3.4%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	$350	$430
5.000%, 06/15/2031	500	612
Colorado State, Educational & Cultural Facilities Authority, Rocky Mountain Classical, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029 (B)	470	516
5.000%, 10/01/2039 (B)	575	613
5.000%, 10/01/2049 (B)	1,340	1,409
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (A)	2,500	3,140
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,871
5.000%, 08/01/2037	2,000	2,472
5.000%, 08/01/2038	1,000	1,233
4.000%, 08/01/2037	1,500	1,721
4.000%, 08/01/2038	1,250	1,429
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
Callable 12/01/2027 @ 103
4.000%, 12/01/2040	205	230
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,301
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	8,067
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100
3.875%, 05/01/2050	1,195	1,338
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,546
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,217
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,289

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	$2,000	$2,508
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,253
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,754
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,611
Denver City & County, School District No. 1, Ser B, COP
Callable 03/01/2021 @ 100
5.000%, 12/01/2031	1,185	1,198
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2032	3,200	3,303
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,179
Denver, Convention Center Hotel Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2029	400	458
5.000%, 12/01/2031	855	971
5.000%, 12/01/2032	1,200	1,355
5.000%, 12/01/2034	1,000	1,123
5.000%, 12/01/2035	800	896
5.000%, 12/01/2036	600	670
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	745	779
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100
4.000%, 12/01/2032	1,000	1,226
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,166
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103
5.000%, 12/15/2026	220	262

		70,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Connecticut — 1.7%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	$1,230	$1,443
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	283
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	427
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,079
5.000%, 07/01/2036	700	835
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,321
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	3,050
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,481
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,871
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,331
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,586
Connecticut State, Special Tax Revenue, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2031	1,000	1,344

		34,051

Delaware — 0.0%
Kent County, Student Housing and Dining Facility, Delaware State University Project, RB
Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	428

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
District of Columbia — 0.7%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	$2,000	$2,514
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,712
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,013
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	1,000	1,152
4.000%, 10/01/2036	1,500	1,722
4.000%, 10/01/2038	1,000	1,141

		15,254

Florida — 6.7%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	265	281
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2037 (A)	4,000	4,859
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,948
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,576
5.000%, 10/01/2035	2,000	2,419
Broward County, Airport System Revenue, RB
5.000%, 07/01/2027	2,885	3,726
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,300
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/2021 (E)	1,675	1,732
5.000%, 09/01/2021	825	850
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,265
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,460

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	$365	$412
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,584
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	794
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (B)	3,000	3,095
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	15,000	17,674
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	6,128
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	343
5.000%, 04/01/2027	300	369
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 01/04/2021 @ 104
6.500%, 01/01/2049 (A)(B)	1,000	883
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,408
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,198
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,739
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	2,930	3,543
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	4,000	4,490

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	$1,500	$1,940
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,446
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,980
JEA Electric System Revenue, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	3,000	3,934
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	970	1,099
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	900	1,020
JEA Water & Sewer System Revenue, Ser A, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	1,000	1,335
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,922
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,015
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,833
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	491
5.000%, 04/01/2031	910	1,036
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,299
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,501
Orange County, Convention Center, RB
5.000%, 10/01/2024	280	321
Orange County, Convention Center, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2026	755	885

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	$3,270	$3,804
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,424
Osceola County, Transportation Revenue, Ser A-2, RB
2.468%, 10/01/2027 (D)	360	315
2.334%, 10/01/2026 (D)	275	247
2.129%, 10/01/2025 (D)	125	115
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,816
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	1,075	1,084
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,863
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 05/15/2022 @ 100
3.750%, 11/15/2025	835	787
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.250%, 11/15/2039	3,660	3,438
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,673
Tampa, Cigarette Tax Allocation, Ser A, RB
Callable 09/01/2030 @ 80
3.733%, 09/01/2036 (D)	305	191
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	750	923
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
Callable 10/15/2029 @ 100
4.000%, 10/15/2035	270	315

		137,128

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia — 2.8%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (A)	$300	$304
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (C)	5,010	6,047
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/01/2023 (C)	1,000	1,145
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (A)	785	796
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,075
5.000%, 07/01/2024	1,075	1,242
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,221
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,483
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.854%, 04/01/2048 (A)	1,865	1,868
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (A)	6,640	7,753
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,394
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	905
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,285
5.000%, 01/01/2035	1,500	1,861
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 01/01/2044	3,250	3,718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	$4,140	$5,054
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	630
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,757
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,120
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,904
5.000%, 07/01/2027	1,390	1,602

		56,164

Hawaii — 0.6%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,714
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,424
4.000%, 01/01/2037	4,500	5,409

		11,547

Idaho — 0.0%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	630	681

Illinois — 10.3%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
1.595%, 01/01/2025 (D)	325	316
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,143
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,776
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,751

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	$1,290	$1,591
Chicago, Airport Authority, O’Hare International Airport, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	750	973
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,652
5.000%, 01/01/2032	5,840	6,759
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,082
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2031	740	968
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,901
Chicago, Airport Authority, O’Hare International Airport, Ser E, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	510	661
Chicago, Board of Education, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	552
5.000%, 04/01/2034	620	683
5.000%, 04/01/2036	445	489
5.000%, 04/01/2037	725	794
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	725
5.000%, 12/01/2028	100	112
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,840	3,066
Chicago, Board of Education, Ser D, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2031	2,840	3,098
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	640	682
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,307

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024	$1,000	$1,053
Chicago, Ser A, GO
5.000%, 01/01/2023	355	370
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,278
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,399
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,233
Chicago, Transit Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,500	1,742
Chicago, Transit Authority, Ser A, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2045	2,550	3,074
4.000%, 12/01/2050	2,000	2,197
4.000%, 12/01/2055	1,750	1,913
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,228
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,901
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,146
5.000%, 11/01/2034	1,500	1,700
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	6,069
Cook County, Ser A, GO
Callable 01/04/2021 @ 100
5.250%, 11/15/2033	3,500	3,510
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,844
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (C)	3,310	3,949
Illinois State, Finance Authority, Advocate Health Care Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	5,550	6,143
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,664

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	$1,885	$2,212
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (A)	605	693
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2021	160	163
5.000%, 09/01/2022	175	183
Illinois State, Finance Authority, Northshore University Health Care, RB
Callable 08/15/2030 @ 100
5.000%, 08/15/2031	2,000	2,676
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	3,059
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,097
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,201
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,286
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,037
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	512
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	265
5.000%, 02/15/2030	390	393
5.000%, 02/15/2032	265	265
5.000%, 02/15/2037	570	563
Illinois State, GO
5.500%, 05/01/2030	3,750	4,371
5.375%, 05/01/2023	165	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	$1,215	$1,237
Illinois State, GO
Callable 02/01/2024 @ 100
5.250%, 02/01/2030	3,350	3,542
5.250%, 02/01/2032	935	985
5.250%, 02/01/2033	735	772
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,163
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,888
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,512
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	2,053
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,371
5.500%, 07/01/2023	2,095	2,350
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,656
Illinois State, Ser B, GO
Callable 11/01/2029 @ 100
4.000%, 11/01/2035	2,800	2,846
Illinois State, Ser B, GO
Callable 10/01/2030 @ 100
4.000%, 10/01/2035	4,020	4,092
Illinois State, Ser C, GO
Callable 10/01/2030 @ 100
4.000%, 10/01/2037	215	218
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,056
5.000%, 11/01/2025	1,585	1,722
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,000	1,095
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,904
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,700
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,000	1,315

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	$3,035	$3,294
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,391
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,403
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	1,010
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	274
5.000%, 02/01/2027	1,055	1,298
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,544
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	4,063
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	286
5.000%, 12/15/2032	255	290
5.000%, 12/15/2033	300	340
5.000%, 12/15/2034	400	452
Railsplitter, Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,445
Sales Tax Securitization, RB
5.000%, 01/01/2028	380	466
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2027	2,000	2,406
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,472
5.000%, 01/01/2037	1,000	1,176
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2036	3,750	4,594
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100
5.000%, 01/01/2037	200	245

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	$3,210	$3,480
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,278

		209,331

Indiana — 1.3%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,038
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,114
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,366
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,351
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
Callable 07/01/2029 @ 100
3.250%, 07/01/2049	550	597
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,517
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,237
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,800
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,812

		26,832

Iowa — 0.1%
Iowa State, Finance Authority, Lifespace Communities Project, RB
Callable 12/28/2020 @ 100
2.875%, 05/15/2049	225	226

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, State Revolving Fund, RB Pre-Refunded @ 100
5.000%, 08/01/2021 (C)	$1,500	$1,548
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	203

		1,977

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,187
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,244
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,080	1,053

		9,484

Kentucky — 1.9%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	16,932
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2026 @ 101
4.000%, 12/01/2050 (A)	1,775	2,069
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	15,725	17,707
Louisville & Jefferson County, Metropolitan Government & Health System, RB
Callable 07/01/2026 @ 101
5.000%, 10/01/2047 (A)	1,175	1,435

		38,143

Louisiana — 1.7%
East Baton Rouge, Sewerage Commission, Ser B, RB Pre-Refunded @ 100
5.000%, 02/01/2025 (C)	1,000	1,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Highway Improvement, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	$2,000	$2,329
5.000%, 06/15/2030	1,500	1,730
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,660
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 12/28/2020 @ 100
5.500%, 05/15/2030	1,590	1,594
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,463
5.000%, 01/01/2032	2,100	2,407
5.000%, 01/01/2033	2,100	2,400
New Orleans, Aviation Board, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,571
New Orleans, Aviation Board, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,907
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,062
5.000%, 07/15/2027	1,750	1,853
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	639
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	200	239
6.100%, 12/01/2040 (A)(B)	235	281
5.850%, 08/01/2041 (A)(B)	1,625	1,788
St. James Parish, Louisiana Revenue, NuStar Logistics, Ser 2, RB
Callable 06/01/2030 @ 100
6.350%, 10/01/2040 (B)	1,015	1,222
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	1,020
2.125%, 06/01/2037 (A)	2,750	2,798
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	607

		33,765

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland — 1.4%
Baltimore, Harbor Point Project, TA
Callable 06/01/2029 @ 100
3.500%, 06/01/2039 (B)	$380	$366
3.450%, 06/01/2035 (B)	180	175
3.400%, 06/01/2034 (B)	170	165
3.350%, 06/01/2033 (B)	160	156
3.300%, 06/01/2032 (B)	145	142
3.250%, 06/01/2031 (B)	130	129
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100
3.500%, 03/01/2050	620	682
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,321
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,119
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	6,161
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	6,008
Maryland State, Transportation Authority, AMT, RB
5.000%, 06/01/2027	4,850	5,923
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (C)	1,625	1,925
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	2,987

		28,259

Massachusetts — 2.6%
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	138
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	755	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	$2,965	$2,987
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,600
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	145	167
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,244
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	323
5.000%, 10/01/2023	300	335
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,150
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,910
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	415	498
5.000%, 07/01/2028	1,750	2,130
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,324
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	3,022
Massachusetts State, Port Authority, A-Bosfuel Project, Ser A, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,330	1,672
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,304
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,478

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	$1,370	$1,662
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	7,159
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,956
Massachusetts State, Transportation Trust Fund Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	3,000	3,842
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,555

		52,232

Michigan — 2.2%
Detroit, GO
5.000%, 04/01/2021	120	121
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,495
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,994
Imlay, Community Schools, Ser I, GO
5.000%, 05/01/2029	420	561
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,374
5.000%, 07/01/2023	2,500	2,799
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,150
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	3,019
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,651
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	$2,000	$2,479
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/2030 @ 100
5.000%, 11/15/2047	345	437
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100
3.750%, 06/01/2050	280	311
Michigan State, Strategic Fund, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,309
Utica, Community Schools, GO
5.000%, 05/01/2025	2,500	2,997
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,545
5.000%, 12/01/2031	1,800	2,132

		44,532

Minnesota — 0.4%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,400
5.500%, 01/01/2031	1,275	1,282
5.250%, 01/01/2037	500	375
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	586
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	372
5.000%, 01/01/2031	300	369
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	217
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	410
5.000%, 10/01/2027	600	700
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,327
5.000%, 05/01/2031	695	825

		7,863

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi — 0.2%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
Callable 01/04/2021 @ 100
0.060%, 12/01/2030 (A)	$640	$640
Mississippi State, Business Finance, Chevron USA Project, Ser E, RB
Callable 01/04/2021 @ 100
0.060%, 12/01/2030 (A)	800	800
Mississippi State, Ser A, RB
5.000%, 10/15/2022	400	432
5.000%, 10/15/2023	285	316
Mississippi State, Ser E, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	1,000	1,144
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,275

		4,607

Missouri — 2.0%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2036	995	1,191
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Pre-Refunded @ 100
5.000%, 09/01/2021 (C)	8,015	8,284
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	239
4.375%, 02/01/2031 (B)	600	624
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,270
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,497
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,212

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	$3,425	$3,896
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.875%, 05/01/2050	1,135	1,271
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/ FHLMC
Callable 05/01/2029 @ 100
3.500%, 11/01/2050	730	810
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,324
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,101
5.000%, 01/01/2028	1,400	1,585
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,140
St Louis, Airport Revenue, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	734
5.000%, 07/01/2033	625	767
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,548

		39,493

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,185

Nebraska — 1.3%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,917
5.000%, 09/01/2034	1,000	1,376
5.000%, 09/01/2035	2,840	3,953
5.000%, 09/01/2036	3,140	4,413
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	765	801

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	$1,000	$1,262
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,424
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,852
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	704

		25,702

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,935
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,231
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,311
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,202
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2022	200	210
5.000%, 07/01/2024	200	221
Las Vegas, Convention & Visitors Authority, Ser C, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	525	579
Las Vegas, Valley Water District, Ser D, RB
5.000%, 06/01/2028	500	661
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	668
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	486
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (B)	255	255

		13,759

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey — 4.3%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2026	$590	$717
4.000%, 06/01/2030	1,000	1,208
4.000%, 06/01/2031	3,070	3,743
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,230
New Jersey State, Economic Development Authority, NJ Transit Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2037	1,000	1,092
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,230
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,225	1,458
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,920
5.000%, 03/01/2028	1,250	1,343
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	3,920
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,408
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,469
5.000%, 06/15/2026	3,020	3,477
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	130	147

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	$855	$916
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,753
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2033	2,590	3,290
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,755
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,173
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	12,493
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	4,390	5,055
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,337
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	321
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	3,585	4,147
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,349
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2032	1,250	1,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	$2,230	$2,722
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,566
5.000%, 01/01/2032	6,000	7,496
5.000%, 01/01/2033	350	435
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	327
5.000%, 01/01/2033	425	486
5.000%, 01/01/2034	570	650
5.000%, 01/01/2035	570	649
5.000%, 01/01/2036	570	647
5.000%, 01/01/2037	570	645

		87,075

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,330
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2034	650	704

		2,034

New York — 6.9%
Brookhaven, Local Development, Jefferson’s Ferry Project, RB
1.625%, 11/01/2025	805	808
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	313
5.000%, 09/01/2034	1,000	1,248
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,881
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (A)	1,500	1,511
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	1,920	2,019

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	$1,000	$1,063
5.000%, 11/15/2045 (A)	500	583
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2022	3,080	3,225
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,560
Metropolitan New York, Transportation Authority, Ser C-1, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	4,000	4,565
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	1,000	1,117
Monroe County, Industrial Development Authority, Rochester Regional Health Project, RB
Callable 12/01/2030 @ 100
4.000%, 12/01/2039	1,200	1,364
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,677
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,128
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 01/04/2021 @ 100
6.500%, 12/01/2028	3,500	3,523
New York City, Industrial Development Agency, Trips Obligation Group, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,188
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	140
5.000%, 03/01/2030	100	132
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	579
New York City, Ser A-1, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2032	1,810	2,389

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	$500	$596
New York City, Ser C, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2043	1,250	1,585
4.000%, 08/01/2036	2,750	3,307
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,476
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,630
New York City, Ser G4, GO
Callable 12/04/2020 @ 100
0.100%, 04/01/2042 (A)(F)	1,000	1,000
New York City, Sub-Ser G-1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	1,475	1,567
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,858
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 11/01/2030 @ 100
5.000%, 11/01/2032	925	1,242
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
Callable 11/01/2030 @ 100
4.000%, 11/01/2035	185	225
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,601
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,768
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,325
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Pre-Refunded @ 100
5.000%, 01/01/2022 (C)	610	641

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	$2,000	$2,431
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	970
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,135	2,178
New York State, Dormitory Authority, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	3,250	4,083
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,235
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	6,183
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,972
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,862
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,448
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,034
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,092
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,062
3.150%, 04/01/2024	920	978
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	$6,750	$6,843
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,375
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,682
New York State, Transportation Development, Delta Airlines, AMT, RB
4.000%, 10/01/2030	4,550	5,126
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	4,000	4,559
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2035	2,625	3,094
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2024	125	143
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,809
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,846
New York State, Urban Development Authortiy, RB
5.000%, 03/15/2022	1,165	1,236
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,202
Triborough, Bridge & Tunnel Authority, Ser F, RB
Callable 12/04/2020 @ 100
0.020%, 11/01/2032 (A)(F)	3,765	3,765
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,176
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	639
5.000%, 06/01/2031	525	636

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	$2,000	$2,432

		141,012

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,902
5.000%, 07/01/2027	1,500	1,918
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,648
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
Callable 04/01/2022 @ 100
2.500%, 10/01/2024	740	742
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
Callable 01/01/2027 @ 103
5.000%, 01/01/2029	285	314
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2038	605	661
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,922
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,341
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,523

		17,971

North Dakota — 0.0%
North Dakota, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100
3.550%, 07/01/2033	870	956

Ohio — 2.2%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	983
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2032	$4,325	$5,748
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
5.780%, 06/01/2057 (D)	3,035	452
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	1,600	1,798
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,474
Franklin County, Hospital Facilities, Nationwide Children’s Hospital, RB
Callable 12/04/2020 @ 100
0.090%, 05/01/2029 (A)	5,500	5,500
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,371
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,343
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,268
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,584
Ohio State, Hospital Revenue, Ser B, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2050 (A)	3,230	3,765
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100
5.000%, 12/31/2027	655	772
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,738

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	$1,100	$1,121

		44,597

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	2,974

Oregon — 1.0%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
Callable 11/15/2025 @ 102
5.125%, 11/15/2040	500	534
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 5.000%, 06/15/2021, 06/15/2024 (G)	250	283
0.000%, 5.000%, 06/15/2021, 06/15/2025 (G)	275	323
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	322
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
Callable 08/15/2030 @ 100
5.000%, 08/15/2034	1,000	1,304
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	1,895	2,570
Oregon State, Article XI-Q State Project, Ser A, GO
5.000%, 05/01/2028	2,900	3,842
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,558
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,836
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,148
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,957
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Umatilla County, School District No. 8R Hermiston, Ser A, GO
2.269%, 06/15/2027 (D)	$1,000	$946

		20,945

Pennsylvania — 5.8%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,209
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,226
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	755	781
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,442
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,284
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,692
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,391
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
0.630%, 09/01/2048 (A)	4,000	3,965
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	732
5.000%, 07/01/2034	875	882
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	605
5.000%, 07/01/2032	560	602
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,428

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (A)	$2,500	$2,757
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,413
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	5,142
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,906
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	279
4.000%, 04/01/2025	650	746
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	3,141
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 05/01/2021 (C)	2,680	2,736
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,038
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	6,110
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,560
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,910
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	$6,000	$7,428
5.000%, 12/01/2035	1,000	1,233
Philadelphia, Airport Revenue, Ser A, AMT, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2027	1,680	1,718
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,214
Philadelphia, Airport Revenue, Ser B, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2032	130	168
Philadelphia, Airport Revenue, Ser C, AMT, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2032	535	670
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,497
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,434
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,960
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,271
5.000%, 09/01/2036	2,000	2,474
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100
4.000%, 09/01/2035	5,000	5,868
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	25	32
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,138
5.000%, 09/01/2030	7,975	9,670
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,187

		118,554

22	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Puerto Rico — 1.3%
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	$1,250	$1,333
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41
5.521%, 07/01/2046 (D)	8,675	2,593
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	5,294	5,738
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.550%, 07/01/2040	8,625	9,325
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	7,290	7,775

		26,764

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,700
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100
3.000%, 12/01/2024	625	646

		2,346

South Carolina — 1.0%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 12/01/2023 (C)	2,500	2,851
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102
3.750%, 01/01/2050	765	861
South Carolina State, Jobs-Economic Development Authority, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (B)	1,870	2,098
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100
4.000%, 07/01/2035	1,160	1,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	$2,250	$2,835
5.000%, 07/01/2030	1,500	1,880
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,216
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2031	540	722
4.000%, 12/01/2034	2,000	2,410
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,462

		20,602

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	1,001
5.000%, 11/01/2028	900	1,080
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2035	1,005	1,183
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100
4.000%, 11/01/2049	1,130	1,268

		4,532

Tennessee — 0.9%
Chattanooga, Commonspirit Health, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,000	1,247
5.000%, 08/01/2035	415	516
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,267
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	1,938

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	$2,040	$2,263
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	2,500	2,869
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,234
Tennessee, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100
4.000%, 07/01/2045	1,410	1,482

		17,816

Texas — 10.2%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,349
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,899
Austin, Texas Airport System Revenue, Ser B, AMT, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2037	900	1,060
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	521
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,605
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	6,087
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,575
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,863
5.000%, 08/15/2033	6,500	7,407
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Collin County, Community College District, Ser A, GO
Callable 08/15/2029 @ 100
4.000%, 08/15/2034	$2,500	$3,088
Corpus Christi, Utility System Revenue, Ser A, RB
Callable 07/15/2030 @ 100
5.000%, 07/15/2033	1,500	2,009
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,553
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 01/04/2021 @ 100
5.250%, 01/01/2023	3,495	3,501
Dallas City, GO
5.000%, 02/15/2026	4,400	5,420
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,189
5.000%, 11/01/2031	1,250	1,480
5.000%, 11/01/2032	2,500	2,946
5.000%, 11/01/2033	1,175	1,381
5.000%, 11/01/2034	1,000	1,174
5.000%, 11/01/2035	1,000	1,171
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,501
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,545
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2021	430	448
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	294
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	9,373
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,766
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	2,050	2,512

24	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	$1,975	$2,274
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,042
5.000%, 11/15/2022	1,050	1,136
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,434
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,602
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,704
5.000%, 11/15/2029	2,325	2,505
5.000%, 11/15/2030	3,310	3,558
Harris County, Houston Sports Authority, Ser C, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2033	1,100	1,153
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,377
Houston City, Ser A, RB
5.000%, 03/01/2025	3,070	3,671
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,710
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,450	3,091
5.000%, 07/01/2032	1,500	1,856
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,504
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,958
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	$1,645	$2,058
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,970
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,220
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,826
5.000%, 01/01/2034	4,785	5,527
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,693
5.000%, 01/01/2033	995	1,188
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	3,067
5.000%, 01/01/2035	1,000	1,225
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,115
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,253
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,940
San Antonio, Electric and Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	774
Tarrant County, College District, GO
5.000%, 08/15/2024	2,000	2,348
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,806
Texas State, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (C)	3,000	3,473
Texas State, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,266
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,870

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	$2,535	$3,060
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,410
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,754
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,140
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,263
University of Houston, Ser A, RB
5.000%, 02/15/2021 (E)	105	106
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,663
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	6,109
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,643

		208,467

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	6,022
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,838
Utah County, Hospital Revenue, IHC Health Services, Ser ICES, RB
Callable 05/15/2030 @ 100
4.000%, 05/15/2043	500	591
Utah State, GO
Callable 01/01/2029 @ 100
3.000%, 07/01/2034	495	568
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,994

		11,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100
4.000%, 11/01/2045	$605	$632

Virginia — 1.9%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	345
5.000%, 07/01/2027	250	316
5.000%, 07/01/2028	375	484
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,789
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,336
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,198
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	6,254
Virginia State, Public Building Authority, Ser A, RB
Callable 08/01/2030 @ 100
4.000%, 08/01/2038	5,500	6,827
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,533
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	586
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
Callable 12/21/2020 @ 23
13.051%, 06/01/2047 (D)	41,470	8,930

		38,598

Washington — 2.8%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,288
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,025
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,344

26	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2036	$1,500	$1,848
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,679
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,683
Washington State, Convention Center Public Facilities District, Sub-Ser, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,000	2,277
5.000%, 07/01/2035	2,000	2,270
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,789
Washington State, GO
5.000%, 07/01/2023	1,500	1,684
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,250	1,452
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
Callable 07/01/2026 @ 103
5.000%, 01/01/2034 (B)	745	801
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,965
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	5,000	5,901
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,223
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	6,370
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,399
5.000%, 06/01/2022	2,700	2,892

		57,890

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
West Virginia — 0.4%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	$1,250	$1,620
5.000%, 06/01/2032	1,510	1,945
5.000%, 06/01/2034	1,000	1,278
5.000%, 06/01/2035	1,005	1,281

		6,124

Wisconsin — 1.6%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	611
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (D)	370	311
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	5,235
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,634
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,243
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,309
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	510
5.000%, 11/01/2030	1,035	1,114
5.000%, 11/01/2039	1,135	1,175
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,898

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	$400	$412
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	435	453
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,220
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	263
4.000%, 07/01/2028	225	265
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 07/01/2029	225	263
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,543
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,026
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	650

		32,135

Total Municipal Bonds (Cost $1,858,066) ($ Thousands)		1,997,182

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,857,118	2,857

Total Cash Equivalent (Cost $2,857) ($ Thousands)		2,857

Total Investments in Securities — 98.3% (Cost $1,860,923) ($ Thousands)		$2,000,039

Percentages are based on Net Assets of $2,034,839 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $36,519 ($ Thousands), representing 1.8% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,997,182	–	1,997,182
Cash Equivalent	2,857	–	–	2,857

Total Investments in Securities	2,857	1,997,182	–	2,000,039

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

28	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Intermediate-Term Municipal Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,775	$ 23,057	$ (21,975)	$ -	$ -	$ 2,857	2,857,118	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.3%
Alabama — 5.9%
Baptist Health, Health Care Authority, Ser B, RB, AGC
Callable 12/12/2020 @ 100
0.290%, 11/15/2037 (A)	$875	$875
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
1.004%, 12/01/2048 (A)	13,510	13,534
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,526
Black Belt, Energy Gas District, Ser A, RB
Callable 03/01/2021 @ 101
4.000%, 07/01/2046 (A)	5,000	5,076
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	5,275	5,553
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	605
4.000%, 12/01/2024	500	565
4.000%, 12/01/2025	730	846
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	10,000	11,541
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,068
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	5,250	5,401
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
0.954%, 06/01/2049 (A)	18,000	17,929
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	6,850	7,569
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
0.750%, 04/01/2049 (A)	2,500	2,504

		74,592

Alaska — 0.4%
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	761
North Slope Borough, Ser A, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	2,975	3,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Slope Borough, Ser B, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	$1,470	$1,510

		5,326

Arizona — 0.7%
Arizona State, Industrial Development Authority, Phoenix Children’s Hospital, RB
5.000%, 02/01/2024	200	228
5.000%, 02/01/2025	210	249
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,539
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 01/04/2021 @ 101
3.375%, 12/01/2031 (A)	1,815	1,840
Phoenix-Mesa, Gateway Airport Authority, Mesa Project, AMT, RB
4.000%, 07/01/2021	530	540
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
Callable 12/08/2020 @ 100
0.210%, 09/01/2045 (A)	2,075	2,075

		8,471

Arkansas — 0.1%
Batesville, Public Facilities Board, White River Health System, RB
5.000%, 06/01/2021	1,265	1,285

California — 3.0%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
1.157%, 09/01/2025 (B)	680	646
Anaheim, Public Financing Authority, Public Improvements Project, Sub-Ser C, RB, AGM
0.710%, 09/01/2023 (B)	1,500	1,463
Bay Area, Toll Authority, RB
Callable 10/01/2023 @ 100
1.200%, 04/01/2045 (A)	300	304
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
0.470%, 12/01/2035 (A)	3,750	3,761
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.992%, 10/01/2023 (B)	1,120	1,093

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 02/01/2021 @ 100
0.483%, 08/01/2047 (A)	$1,500	$1,500
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
Callable 07/01/2021 @ 100
0.450%, 01/01/2050 (A)(C)	1,000	1,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB
Callable 01/01/2021 @ 100
0.308%, 10/01/2047 (A)	2,130	2,130
California State, Municipal Finance Authority, Waste Management Project, AMT, RB
0.250%, 10/01/2045 (A)	1,000	1,000
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,532
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,000	1,998
California State, Ser B, GO
Callable 06/01/2021 @ 100
0.867%, 12/01/2031 (A)	1,800	1,802
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB
0.170%, 07/01/2041 (A)	2,775	2,775
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
Callable 12/12/2020 @ 100
0.250%, 07/01/2040 (A)	3,025	3,025
California State, Statewide Communities Development Authority, Ethel Arnold Bradley Apartments, RB
Callable 06/01/2021 @ 100
1.250%, 12/01/2021 (A)	3,970	3,988
Long Beach, Harbor Revenue, AMT, RB
5.000%, 05/15/2023	3,000	3,323
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2022	1,540	1,641
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB
Callable 01/01/2021 @ 100
2.080%, 01/01/2022 (A)	2,800	2,804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Tobacco Securitization, RB
5.000%, 06/01/2021	$1,000	$1,024
Southern Kern, Unified School District, Ser D, GO, BAM
1.250%, 11/01/2024 (B)	200	194
Whittier, Union High School District, GO
1.214%, 08/01/2026 (B)	1,360	1,306

		38,309

Colorado — 0.7%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	1,000	1,165
Colorado State, Housing & Finance Authority, Ser A2, RB
Callable 04/01/2022 @ 100
1.550%, 04/01/2023	4,475	4,515
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	1,525	1,656
E-470, Public Highway Authority, RB
Callable 12/28/2020 @ 100
0.522%, 09/01/2039 (A)	750	748
Vauxmont, Metropolitan District, Sub-Ser, RB, AGM
5.000%, 12/15/2021	100	104

		8,188

Connecticut — 1.8%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Issue, Ser K, RB
5.000%, 07/01/2022	250	268
Connecticut State, Health & Educational Facilities Authority, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	2,024
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	551
Connecticut State, Higher Education Supplement Loan Authority, Connecticut State University, Ser L, RB
4.000%, 11/01/2021	25	26
Connecticut State, Higher Education Supplement Loan Authority, RB
1.100%, 07/01/2048 (A)	3,000	3,049
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,370

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Ser A, GO
5.000%, 04/15/2022	$1,940	$2,066
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,370	1,405
5.000%, 06/15/2023	25	28
3.000%, 06/01/2021	2,300	2,332
Connecticut State, SIFMA Index Project, Ser A, GO
1.090%, 03/01/2025 (A)	1,815	1,832
1.050%, 03/01/2024 (A)	2,095	2,114
1.000%, 03/01/2023 (A)	1,075	1,084
Connecticut State, Special Tax Revenue, RB
5.000%, 05/01/2022	400	427
4.000%, 05/01/2021	500	508
Hartford County, Metropolitan District, Ser A, GO
5.000%, 02/01/2021	565	569
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100
1.730%, 08/01/2022 (A)	2,000	2,029
New Haven, Ser B, GO
5.000%, 02/01/2021	300	302
Oxford, GO, BAN
2.500%, 01/15/2021	1,000	1,002

		22,986

Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	5,180

District of Columbia — 1.6%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100
1.460%, 06/01/2039 (A)	5,000	5,070
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
0.500%, 12/01/2021	2,000	2,000
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
Callable 02/01/2023 @ 100
0.700%, 06/01/2024 (A)	2,690	2,695
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,949
5.000%, 10/01/2023	5,225	5,883

		20,597

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida — 3.7%
Escambia County, Housing Finance Authority, RB
1.350%, 12/01/2022 (A)	$2,000	$2,022
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	2,000	2,357
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	2,890	2,957
Florida State, Housing Finance Authority, Azure Estates, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,920
Florida State, Housing Finance Authority, Pembroke Tower Apartments, RB
1.550%, 09/01/2021 (A)	2,500	2,505
Jacksonville, Housing Finance Authority, Desert Silver Project, RB
2.250%, 12/01/2021 (A)	7,250	7,250
Jacksonville, Sales Tax Revenue, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2027	1,550	1,673
Jacksonville, Ser B, RB
5.000%, 10/01/2021	4,120	4,281
Lee Memorial Hosptial, Health System, RB
Callable 01/04/2021 @ 100
0.260%, 04/01/2049 (A)	1,200	1,200
Miami-Dade County, Housing Finance Authority, Liberty Square Phase Project, RB
Callable 05/01/2022 @ 100
1.420%, 11/01/2040 (A)	5,790	5,868
Miami-Dade County, Housing Finance Authority, RB
Callable 10/01/2021 @ 100
1.400%, 04/01/2023 (A)	2,000	2,015
Pasco County, School Board, Ser B, RB
Callable 08/04/2021 @ 100
0.850%, 08/01/2032 (A)	2,000	2,001
Tender Option Bond Trust Receipts, Ser 2020-XF2882, RB
Callable 02/15/2030 @ 100
0.140%, 08/15/2050 (A)(C)(D)	2,805	2,805

		46,854

Georgia — 4.3%
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	518
1.550%, 12/01/2049 (A)	2,000	2,029

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	$19,000	$19,156
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	601
DeKalb County, Housing Authority, Silver Oaks Apartment Project, Ser A, RB
2.000%, 02/01/2022 (A)	1,500	1,504
Georgia State, Main Street Natural Gas, Ser B, RB
4.000%, 12/01/2020	650	650
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	8,265
Georgia State, Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
0.670%, 08/01/2048 (A)	1,500	1,504
Georgia State, Private Colleges & Universities Authority, Ser B-, RB
Callable 02/16/2022 @ 100
0.520%, 10/01/2039 (A)	1,850	1,848
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2024	945	1,017
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	761
Municipal Electric Authority, Project One, Sub-Ser, RB
5.000%, 01/01/2023	1,000	1,094
Tender Option Bond Trust Receipts, Ser 2020-XM0871, RB
0.450%, 01/01/2026 (A)(C)	835	835
Valdosta, Housing Authority, Brown Rural Development Portfolio Project, RB
2.250%, 12/01/2021 (A)	14,695	14,695

		54,477

Hawaii — 0.3%
Hawaii State, Airports System Revenue, AMT, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2023	4,000	4,111

Illinois — 6.4%
Bolingbrook Village, Special Tax
4.000%, 03/01/2021	1,000	1,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	$30	$33
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2021	1,480	1,539
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 01/04/2021 @ 100
5.000%, 11/01/2021	1,000	1,004
5.000%, 11/01/2023	3,000	3,011
Granite City, Madison Waste Management, RB
2.450%, 05/01/2027	4,000	4,030
Illinois State, Development Finance Authority, Lyric Opera of Chicago, RB
Callable 12/04/2020 @ 100
0.080%, 12/01/2028 (A)(D)	3,400	3,400
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	461
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	415
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100
0.605%, 11/01/2034 (A)	2,205	2,193
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (A)	1,500	1,717
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2021 (E)	400	413
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	277
Illinois State, GO
5.000%, 07/01/2021	2,560	2,612
4.000%, 02/01/2021	1,350	1,356
Illinois State, Housing Development Authority, Ser C, RB
2.300%, 02/01/2026	1,000	1,058
Illinois State, Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	2,640	2,707
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2021	1,610	1,655

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, Ser B, RB
Callable 12/04/2020 @ 100
0.800%, 06/01/2025 (A)	$4,200	$4,200
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	16,514
Illinois State, Ser B, GO
5.000%, 10/01/2021	2,500	2,570
Illinois State, Ser D, GO
5.000%, 11/01/2021	5,950	6,069
5.000%, 11/01/2022	6,000	6,230
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,415	3,573
Lake County, Forest Preserve District, Ser A, GO
0.648%, 12/15/2020 (A)	135	135
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.202%, 01/01/2021 (B)(E)	1,555	1,555
2.202%, 01/01/2021 (B)	1,195	1,194
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,138
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,144
Sangamon Logan & Menard Counties, Ser B, GO, BAM
5.000%, 12/01/2023	200	225
Tender Option Bond Trust Receipts, Ser 2020-XM0905, RB
0.340%, 12/01/2027 (A)(C)	3,100	3,100
University of Illinois, Ser A, RB
5.000%, 04/01/2022	500	528
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	240
4.000%, 12/30/2023	250	275
West Chicago Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	209
3.000%, 12/01/2023	220	234
Whiteside & Lee Counties, Community Unit School District No. 5 Sterling, Ser A, GO, BAM
4.000%, 12/01/2020	1,270	1,270
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.228%, 11/01/2022 (B)	1,625	1,606

		80,899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana — 4.1%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	$200	$210
3.000%, 07/15/2023	200	212
3.000%, 01/15/2024	250	268
Indiana State, Finance Authority, Idiana University Health, RB
Callable 01/01/2025 @ 100
2.250%, 12/01/2058 (A)	7,150	7,627
Indiana State, Finance Authority, Idiana University Health, Ser L, RB
Callable 01/07/2021 @ 100
0.380%, 12/01/2046 (A)	2,725	2,725
Indiana State, Finance Authority, Indiana University Health, RB
Callable 01/01/2022 @ 100
1.650%, 03/01/2027 (A)	1,500	1,521
1.650%, 12/01/2042 (A)	2,000	2,028
Indiana State, Finance Authority, Indianapolis Power & Light, RB
3.875%, 08/01/2021	6,500	6,646
Indiana State, RB
Callable 01/05/2021 @ 100
3.000%, 01/11/2021	3,000	3,008
Indianapolis, Local Public Improvement Bond Bank, Ser B, RB
Callable 01/04/2021 @ 100
1.450%, 06/01/2021	4,000	4,000
Rockport City, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,600	3,620
Rockport City, Industry Pollution Control, Pollution Control Project, RB
1.350%, 07/01/2025 (A)	1,000	1,008
Rockport City, Industry Pollution Control, Ser B-RE, RB
3.050%, 06/01/2025	10,465	11,469
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2021	740	750
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,500	6,393

		51,485

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa — 0.4%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 12/04/2020 @ 100
0.260%, 04/01/2022 (A)(D)	$3,000	$3,000
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
Callable 01/04/2021 @ 100
0.400%, 07/01/2047 (A)	2,000	2,000

		5,000

Kansas — 1.2%
Baldwin, Ser A, GO
4.400%, 03/01/2021	860	869
Kansas State, Department of Transportation, Ser C, RB
0.508%, 09/01/2023 (A)	8,450	8,446
Kansas State, Department of Transportation, Ser C4, RB
0.608%, 09/01/2024 (A)	1,000	1,003
Kansas State, Development Finance Authority, Forest Glen Estates Apartments, RB
Callable 07/01/2021 @ 100
1.660%, 07/01/2022 (A)	4,000	4,030
Lenexa City, Ser B, GO
Callable 01/04/2021 @ 100
1.625%, 09/01/2021	1,000	1,001

		15,349

Kentucky — 2.7%
Ashland, Medical Center Revenue, RB
5.000%, 02/01/2022	500	520
Kentucky State, Asset Liability Commission, Ser B, RB, NATL
0.664%, 11/01/2021 (A)	1,335	1,330
Kentucky State, Asset Liability Commission, Ser B, RB, NATL
Callable 01/04/2021 @ 100
0.694%, 11/01/2025 (A)	1,635	1,610
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100
1.400%, 12/01/2022 (A)	2,175	2,205
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 12/01/2020	$1,000	$1,000
4.000%, 06/01/2021	1,000	1,017
4.000%, 12/01/2021	1,495	1,547
4.000%, 06/01/2022	1,430	1,503
4.000%, 12/01/2022	2,000	2,135
Kentucky State, Rural Water Finance, RB
Callable 06/01/2021 @ 100
0.425%, 12/01/2021	2,000	2,000
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,457
Louisville & Jefferson County, Metropolitan Government, RB
1.850%, 10/01/2033 (A)	1,000	1,004
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	6,127
Owensboro, Electric Light & Power System Revenue, Ser B, RB
5.000%, 01/01/2021	1,675	1,681

		33,678

Louisiana — 2.1%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
Callable 05/01/2022 @ 100
0.600%, 05/01/2043 (A)	4,640	4,653
Louisiana State, Housing Corporation, Hollywood Acres, RB
Callable 12/01/2021 @ 100
1.440%, 12/01/2023 (A)	3,000	3,033
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewer, Sub-Ser, RB
Callable 08/01/2024 @ 100
0.875%, 02/01/2046 (A)	2,000	2,002
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	2,000	2,020
Louisiana State, Offshore Terminal Authority, RB
1.650%, 09/01/2027 (A)	1,055	1,059
1.650%, 09/01/2034 (A)	1,760	1,766
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,002

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. James Parish, Louisiana Revenue, Nucor Steel Project, Ser A1, RB
Callable 12/04/2020 @ 100
0.170%, 11/01/2040 (A)	$2,500	$2,500
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	8,140

		26,175

Maryland — 1.1%
Maryland State, Community Development Administration, RB
2.060%, 09/01/2021	3,000	3,022
Maryland State, Community Development Administration, Ser S, RB
Callable 01/31/2022 @ 100
0.625%, 06/01/2022	775	775
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,056
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
Callable 01/01/2025 @ 100
5.000%, 07/01/2045 (A)	6,250	7,323

		14,176

Massachusetts — 1.9%
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2021	3,490	3,618
5.000%, 10/01/2022	2,195	2,372
5.000%, 10/01/2023	2,400	2,689
Massachusetts State, Development Finance Agency, Lyman Terrace Phase II, RB
Callable 02/01/2022 @ 100
1.390%, 08/01/2022 (A)	4,250	4,296
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2021	400	409
5.000%, 07/01/2022	400	425
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
2.450%, 05/01/2027 (A)(C)	1,250	1,259
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	795
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2021	225	233
5.000%, 10/01/2027	425	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	$575	$653
5.000%, 07/01/2025	850	989
5.000%, 07/01/2026	1,000	1,183
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 12/10/2020 @ 100
0.170%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Chestnut Park Project, RB
2.400%, 12/01/2023 (A)	2,225	2,272
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,426

		24,153

Michigan — 1.5%
Dearborn, School District, GO, BAM
3.000%, 05/01/2023	940	992
3.000%, 05/01/2024	970	1,045
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	500	535
5.000%, 07/01/2023	525	584
Michigan State, Building Authority, Ser I, RB
Pre-Refunded @ 100
5.000%, 10/15/2021 (F)	1,340	1,396
Michigan State, Finance Authority, RB
3.500%, 11/15/2044 (A)	2,450	2,587
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,167
Michigan State, Housing Development Authority, Ser A, RB
2.200%, 04/01/2022	475	485
Michigan State, Strategic Fund, RB, AMBAC
7.000%, 05/01/2021	2,000	2,055
University of Michigan, RB
Callable 10/01/2021 @ 100
0.380%, 04/01/2033 (A)	3,535	3,535
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	2,000	2,083

		19,464

Minnesota — 0.7%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	499

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minneapolis, Multifamily Housing, Madison Apartment Project, RB
Callable 11/01/2021 @ 100
1.550%, 11/01/2022 (A)	$4,050	$4,092
Minnesota State, Housing Finance Agency, Ser C, RB
Callable 01/04/2021 @ 100
1.600%, 08/01/2021	1,000	1,001
Minnesota State, Housing Finance Agency, Ser D, RB
Callable 02/01/2021 @ 100
1.400%, 02/01/2022	1,100	1,101
Minnesota State, Housing Finance Agency, White Oak Estates, Ser F, RB
Callable 02/01/2021 @ 100
1.350%, 08/01/2021	1,555	1,557
Minnesota State, Rural Water Finance Authority, RB
Callable 02/01/2021 @ 100
1.000%, 08/01/2021	750	751

		9,001

Mississippi — 1.1%
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	540
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 04/01/2021 @ 100
2.500%, 04/01/2022	7,000	7,033
Mississippi State, Hospital Equipment & Facilities Authority, RB
5.000%, 01/01/2021	300	301
5.000%, 01/01/2022	350	366
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	600	645
5.000%, 09/01/2023	700	780
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	2,078
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,572

		14,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri — 0.2%
Missouri State, Health & Educational Facilities Authority, Still University of Health Services, RB
4.000%, 10/01/2021	$730	$749
Missouri State, Public Utilities Commission, RB
Callable 09/01/2021 @ 100
0.500%, 03/01/2022	2,000	2,001

		2,750

Montana — 0.1%
Montana State, Board of Investments, Inter Capital Program, Municipal Finance Consolidation Act Bonds, RB
Callable 03/01/2021 @ 100
1.000%, 03/01/2028 (A)	1,480	1,482

Nebraska — 0.9%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	524
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2023 @ 100
0.600%, 01/01/2051	10,845	10,880

		11,404

Nevada — 1.4%
Deutsche Bank Spears, Tender Option Receipts, RB
Callable 02/03/2021 @ 100
0.700%, 02/01/2058 (A)(C)	14,930	14,930
Nevada State, Housing Division, Silver Terrace Apartments, Ser M, RB
Callable 04/01/2021 @ 100
1.190%, 10/01/2022 (A)	2,000	2,005
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,020

		17,955

New Jersey — 7.0%
Bayonne, GO, AGM
0.720%, 07/01/2023 (B)	1,000	982
Lyndhurst Township, GO, BAN
1.500%, 02/05/2021	4,065	4,074
Millburn Township, GO, BAN
1.500%, 01/29/2021	4,873	4,882
New Brunswick, Parking Authority, Ser B, RB
5.000%, 09/01/2021	150	155

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	$1,000	$1,087
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	1,013
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,303
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
1.350%, 09/01/2025 (A)	1,050	1,025
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,600	3,778
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2024	14,780	16,863
New Jersey State, Economic Development Authority, Ser BBB, RB
5.000%, 06/15/2021	620	634
New Jersey State, Economic Development Authority, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	4,168
5.250%, 04/01/2027 (A)	3,320	4,029
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2020	1,500	1,500
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 06/01/2022 @ 100
0.750%, 05/01/2023 (A)	1,000	1,004
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 04/01/2021	1,405	1,419
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,435
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,529
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,183
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	500	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	$2,270	$2,382
New Jersey State, Turnpike Authority, Ser C, RB
0.708%, 01/01/2023 (A)	5,665	5,652
0.568%, 01/01/2028 (A)	2,000	2,000
New Jersey State, Turnpike Authority, Ser D1, RB
0.808%, 01/01/2024 (A)	1,000	999
Newark, Ser A, GO
5.000%, 10/01/2021	110	114
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,740
Newark, Ser B, GO
5.000%, 10/01/2021	230	238
2.000%, 10/05/2021	1,160	1,173
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,230
Newark, Ser C, GO
2.000%, 10/05/2021	5,200	5,257
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	940
Passaic, Ser AB, GO
5.000%, 08/01/2021	515	530
5.000%, 08/01/2022	680	729
5.000%, 08/01/2023	685	763
5.000%, 08/01/2024	695	802
5.000%, 08/01/2025	700	834
5.000%, 08/01/2026	620	759
Plainfield, GO, AGM
4.000%, 08/15/2023	1,120	1,227
Sussex County, Municipal Utilities Authority, Ser B, RB, AGM
1.160%, 12/01/2020 (B)	1,800	1,800
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2021	4,000	4,095

		88,838

New Mexico — 0.1%
Farmington, Pollution Control Revenue, AMT, RB
1.200%, 06/01/2040 (A)	1,750	1,765

New York — 10.8%
Broome County, Ser A, GO, BAN
2.000%, 04/30/2021	1,360	1,369
Cortland, Enlarged City School District, GO, RAN
1.500%, 07/30/2021	500	503

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	$1,125	$1,324
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (A)	2,000	2,015
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
4.000%, 02/01/2022	3,430	3,483
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	2,100	2,208
Metropolitan New York, Transportation Authority, Ser B, RB, BAN
5.000%, 05/15/2021	36,870	37,283
Metropolitan New York, Transportation Authority, Ser D, RB
0.550%, 11/15/2044 (A)	1,000	965
Monroe County, Industrial Development, RB
5.000%, 12/01/2021	350	365
5.000%, 12/01/2022	400	433
5.000%, 12/01/2023	400	449
5.000%, 12/01/2024	550	639
Nassau County, Ser B, RAN
4.000%, 12/21/2020	585	586
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,990	2,174
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	1,795	1,947
New York City, Housing Development Authority, RB
Callable 05/01/2022 @ 100
1.100%, 11/01/2059 (A)	12,500	12,585
New York City, Housing Development Authority, Ser C, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	8,730	8,769
New York City, Housing Development Authority, Ser G, RB
Callable 12/15/2020 @ 100
0.200%, 05/01/2052 (A)	2,000	2,000
New York City, Housing Development Authority, Ser S, RB
Callable 02/01/2022 @ 100
2.100%, 11/01/2058 (A)	600	610
New York State, Dormitory Authority, Ser B, RB
5.000%, 03/31/2021	3,000	3,048
New York State, Housing Finance Agency, RB
Callable 12/28/2020 @ 100
1.875%, 05/01/2050 (A)	2,365	2,367

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, Ser E, RB
Callable 01/01/2022 @ 100
0.850%, 11/01/2024	$3,890	$3,893
New York State, Housing Finance Agency, Ser E, RB
Callable 09/01/2023 @ 100
0.950%, 05/01/2025	2,110	2,118
New York State, Housing Finance Agency, Ser J, RB
Callable 07/01/2022 @ 100
0.750%, 05/01/2025	3,500	3,502
New York State, Housing Finance Agency, Ser L, RB
Callable 06/01/2021 @ 100
1.375%, 11/01/2022	560	563
New York State, Housing Finance Agency, Ser P, RB
Callable 12/01/2021 @ 100
1.600%, 11/01/2024	5,000	5,040
New York State, Mortgage Agency Revenue, AMT, RB
2.250%, 04/01/2022	500	511
New York State, Transportation Development, AMT, RB
5.000%, 12/01/2022	250	270
5.000%, 12/01/2023	500	556
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
Callable 12/04/2020 @ 100
0.540%, 05/01/2047 (A)(C)	4,000	4,000
Oyster Bay, GO
4.000%, 11/01/2022	845	902
2.000%, 11/01/2021	835	847
Oyster Bay, Ser C, GO, BAN
4.000%, 08/27/2021	1,120	1,150
Sherrill, School District, GO
1.500%, 06/25/2021	1,040	1,043
Suffolk County, GO, RAN
5.000%, 03/19/2021	1,000	1,013
Suffolk County, Ser C, GO, BAN
3.000%, 04/16/2021	10,000	10,086
Suffolk County, Ser I, GO, TAN
3.000%, 09/24/2021	5,000	5,083
Tender Option Bond Trust Receipts, Ser 2020-XM0824, RB
0.140%, 02/15/2028 (A)(C)	4,000	4,000
Tompkins, Seneca & Tioga, Board of Cooperative Educational Services, RAN
1.000%, 06/30/2021	4,105	4,118

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2021 @ 100
0.604%, 11/15/2027 (A)	$2,660	$2,659

		136,476

North Carolina — 1.7%
Charlotte, Housing Authority, Multifamily Housing Revenue, Heritage Park Apartments, RB
1.450%, 06/01/2022 (A)	5,000	5,027
Columbus County, Industrial Facilities & Pollution Control Financing Authority, RB
1.375%, 05/01/2034 (A)	1,000	1,029
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	14,000	15,840

		21,896

Ohio — 3.2%
Allen County, Hospital Facilities Revenue, Bon Secours Mercy Health, RB
5.000%, 12/01/2020	1,500	1,500
5.000%, 12/01/2021	500	523
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,061
American Municipal Power, Carey Village Project, BAN
1.250%, 12/01/2021	425	429
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,102
American Municipal Power, Combined Hydroelectric Project, Ser A, RB
Callable 02/15/2021 @ 100
2.250%, 02/15/2048 (A)	4,210	4,224
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100
2.300%, 02/15/2038 (A)	1,000	1,010
Columbus, Ser A, GO
Pre-Refunded @ 100
4.000%, 08/15/2022 (F)	1,875	1,996
Cuyahoga, Metropolitan Housing Authority, Riverside Park Phase II Project, RB
Callable 04/01/2021 @ 100
2.000%, 04/01/2022 (A)	1,750	1,759
Fairview Park, City School District, GO
1.513%, 12/01/2022 (B)	515	510
Heath City, School District, GO, NATL
1.969%, 12/01/2020 (B)	1,025	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster, Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	$3,700	$4,360
Lorain County, Ser B, GO
Callable 01/04/2021 @ 100
1.300%, 02/06/2021	805	805
Mahoning County, GO, BAN
1.000%, 09/13/2021	1,000	1,006
Mahoning County, Sales Tax, RB
1.000%, 09/13/2021	1,000	1,005
Newark, Church Street Improvement, GO, BAN
2.250%, 03/24/2021	560	563
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,122
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	430
Ohio State, Housing Finance Agency, Brandt Meadows Apartment Project, RB
0.550%, 09/01/2021 (A)	1,050	1,050
Ohio State, Housing Finance Agency, Ser A, RB, GNMA/FHA
Callable 09/01/2022 @ 100
0.400%, 09/01/2023 (A)	2,675	2,677
Ohio State, Housing Finance Agency, Sutter View Apartments, RB
Callable 07/01/2021 @ 100
1.620%, 07/01/2023 (A)	3,500	3,526
Ohio State, Ser C, RB
5.000%, 01/15/2042 (A)	200	206
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
Callable 05/01/2022 @ 100
3.000%, 05/01/2023	5,000	4,992
Tender Option Bond Trust Receipts, Ser 2018- XL0057, RB
0.200%, 02/15/2046 (A)(C)	100	100
Toledo, Various Purpose, GO
3.000%, 12/01/2021	180	184

		40,165

Oklahoma — 0.9%
Muskogee County, Independent School District No. 20, GO
1.750%, 07/01/2021	1,000	1,007

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	$1,000	$1,084
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
Callable 06/30/2022 @ 100
1.625%, 07/06/2023	2,840	2,836
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 12/04/2020 @ 100
0.320%, 08/15/2031 (A)	1,000	1,000
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 01/04/2021 @ 100
0.310%, 08/15/2031 (A)	1,000	1,000
Oklahoma State, Development Finance Authority, Integris Obligated Group, Ser A, RB
5.000%, 08/15/2021	505	521
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
Callable 09/01/2029 @ 100
0.140%, 09/01/2045 (A)(C)(D)	1,365	1,365
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2021	1,650	1,707
Tulsa County, Industrial Authority, San Springs Public Schools Project, RB
5.000%, 09/01/2021	330	341

		10,861

Oregon — 0.2%
Deschutes & Jefferson Counties, School District, GO
0.650%, 06/15/2024 (B)	460	451
Oregon State, Lottery Revenue, Department of Administrative Services, Ser 2016- XF2290, RB
0.250%, 04/01/2021 (A)(C)	1,100	1,100
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	306

		1,857

Pennsylvania — 7.5%
Bethlehem, Area School District, Ser A, RB
Callable 12/21/2020 @ 100
0.586%, 01/01/2032 (A)	6,000	5,986

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Butler County, General Authority Revenue, Hampton Tonwship School District Project, RB, AGM
Callable 12/04/2020 @ 100
0.130%, 09/01/2027 (A)	$1,500	$1,500
Cumberland County, Municipal Authority, RB
3.750%, 05/01/2044 (A)	1,000	1,007
Delaware County, Neuman University, RB
4.000%, 10/01/2021	200	203
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
0.520%, 09/01/2048 (A)	2,500	2,486
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	415
Hollidaysburg, School District, GO
1.000%, 07/15/2021	500	502
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	291
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,649
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligated Group, RB
5.000%, 06/01/2022	380	404
4.000%, 05/01/2036 (A)	1,105	1,127
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2021	3,000	3,066
Pennsylvania State, Economic Development Financing Authority, AMT, RB
0.280%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, AMT, RB
Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	7,250	7,496
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 04/15/2021	400	407
5.000%, 04/15/2022	450	478
0.400%, 10/01/2023	8,895	8,890
Pennsylvania State, Economic Development Financing Authority, Ser A, AMT, RB
0.700%, 08/01/2037 (A)	2,835	2,835

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	$2,260	$2,315
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	1,000	1,016
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I, RB
Pre-Refunded @ 100
2.720%, 05/01/2021 (A)(F)	2,500	2,526
Pennsylvania State, Higher Educational Facilities Authority, RB
3.000%, 05/01/2033 (A)	1,000	1,024
Pennsylvania State, Higher Educational Facilities Authority, Ser AW, RB
5.000%, 06/15/2023	6,140	6,830
5.000%, 06/15/2024	11,725	13,537
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
4.000%, 03/01/2021	145	146
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Callable 09/01/2022 @ 100
5.000%, 03/01/2023	300	323
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,270	1,349
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	359
Pennsylvania State, Transportation Authority, RB
5.000%, 06/01/2021	500	511
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
0.700%, 12/01/2023 (A)	2,500	2,514
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
0.800%, 12/01/2023 (A)	2,000	2,010
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,701
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	558

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	$2,700	$2,905
5.000%, 09/01/2023	3,000	3,356
Philadelphia, School District, Ser A, GO
4.000%, 06/30/2021	1,500	1,533
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/2022	1,200	1,252
Pittsburgh, Water & Sewer Authority, Ser C-REMK, RB, AGM
Callable 06/01/2023 @ 100
0.750%, 09/01/2040 (A)	2,000	2,002
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	202
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
Callable 09/01/2028 @ 100
0.140%, 09/01/2037 (A)(C)(D)	1,250	1,250
University of Pittsburgh, RB
Callable 08/15/2023 @ 100
0.460%, 02/15/2024 (A)	2,850	2,850
Wilkes-Barre, Finance Authority, Ser A, RB
5.000%, 11/01/2024	475	553

		95,114

Rhode Island — 0.2%
Rhode Island, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2022 @ 100
5.000%, 12/01/2023	2,475	2,659

South Carolina — 1.8%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 01/04/2021 @ 100
0.476%, 01/01/2035 (A)	1,700	1,697
Laurens County, Water & Sewer Commission, RB
Pre-Refunded @ 100
1.375%, 07/01/2021 (F)	900	905
South Carolina, Jobs-Economic Development Authority, Prism Health Obligation Group, RB
Callable 12/04/2020 @ 100
0.290%, 05/01/2048 (A)	5,300	5,300
South Carolina, Transportation Infrastructure Bank, Ser 2003B, RB
Callable 10/01/2021 @ 100
0.554%, 10/01/2031 (A)	12,530	12,469

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Spartanburg County, School District, Ser D, GO
5.000%, 03/01/2022	$2,180	$2,305

		22,676

Tennessee — 1.8%
Franklin County, Health & Educational Facilities Board, RB
Callable 12/01/2020 @ 100
2.400%, 12/01/2021 (A)	1,365	1,365
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	850	858
Lewisburg, Industrial Development Board, Multifamily Housing Revenue, Lewisburg Summit Apartments Project, RB
1.550%, 09/01/2022 (A)	2,000	2,033
Memphis, Health Educational & Housing Facility Board, Burkle & Main Apartments Project, Ser 2019, RB
1.400%, 11/01/2022 (A)	1,300	1,317
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,164
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	6,500	6,509
Sevier County, Public Building Authority, Ser K, GO
Callable 12/04/2020 @ 100
0.040%, 06/01/2034 (A)	7,000	7,000
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,627
Tennessee, Energy Acquisition Gas Project, Ser A, RB
Callable 02/01/2023 @ 100
4.000%, 05/01/2048 (A)	785	846

		22,719

Texas — 10.8%
Alamito, Public Facilities Corporation, RB
Callable 11/01/2021 @ 100
1.510%, 05/01/2037 (A)	1,500	1,512
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,476
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100
2.100%, 09/01/2037 (A)	$2,000	$2,020
Central Texas, Regional Mobility Authority, Sub-Ser F, RB
Callable 07/01/2024 @ 100
5.000%, 01/01/2025	1,500	1,725
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 07/01/2021 @ 100
4.000%, 01/01/2022	4,000	4,073
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 12/10/2020 @ 100
0.230%, 07/01/2031 (A)	950	950
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2021 (F)	1,885	1,904
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	4,095	4,148
1.250%, 02/15/2036 (A)	1,165	1,183
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,500	1,616
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,177
5.000%, 11/01/2025	750	914
5.000%, 11/01/2026	1,250	1,566
5.000%, 11/01/2027	1,750	2,246
Deer Park, Independent School District, GO, PSF-GTD
0.280%, 10/01/2042 (A)	1,500	1,500
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	1,500	1,562
DeSoto, Independent School District, GO, PSF-GTD
1.119%, 08/15/2026 (B)	1,340	1,285
Dickinson, Independent School District, GO, PSF-GTD
1.350%, 08/01/2037 (A)	2,000	2,014
El Paso, Independent School District, GO
2.500%, 02/01/2040 (A)	1,000	1,015
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.950%, 08/01/2049 (A)	1,690	1,736
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	1,000	1,012

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	$7,500	$7,560
Goose Creek, Consolidated Independent School District, Ser B-REMK, GO, PSF-GTD
0.270%, 10/01/2049 (A)	2,000	2,000
Gulf Coast, Waste Disposal Authority, Waste Management of Texas, Ser B, AMT, RB
2.450%, 05/01/2028 (A)	2,500	2,519
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 07/01/2049 (A)	2,500	2,718
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 06/01/2032 (A)	2,000	2,180
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2024 @ 101
5.000%, 06/01/2032 (A)	1,170	1,373
Harris County, Health Facilities Development, Christus Health Project, Ser A3, RB, AGM
Callable 12/10/2020 @ 100
0.240%, 07/01/2031 (A)	1,725	1,725
Harris County, Health Facilities Development, Ser A4, RB, AGM
Callable 12/10/2020 @ 100
0.180%, 07/01/2031 (A)	1,000	1,000
Harris County, Toll Road Senior Lien, RB
1.450%, 08/15/2021	2,195	2,214
Houston, Combined Utility System Revenue, Ser C, RB
Callable 02/01/2021 @ 100
0.466%, 05/15/2034 (A)	2,110	2,110
Katy, Independent School District, Ser C, GO, PSF-GTD
Callable 12/15/2020 @ 100
0.374%, 08/15/2036 (A)	2,845	2,841
Lower Colorado, River Authority, LCRA Transmission Services Project, Ser 2020, RB
5.000%, 05/15/2021	1,095	1,119
5.000%, 05/15/2022	1,030	1,101
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mission, Economic Development, Republic Services Project, AMT, RB
0.300%, 01/01/2026 (A)	$1,000	$1,000
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,860
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 02/01/2021 @ 100
1.420%, 08/01/2040 (A)	1,240	1,242
Northside, Independent School District, GO, PSF-GTD
0.700%, 06/01/2050 (A)	2,500	2,532
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
Callable 09/01/2022 @ 100
0.350%, 09/01/2023 (A)	1,500	1,499
Rockwall, Independent School District, Ser A, GO, PSF-GTD
1.219%, 02/15/2021 (B)	2,000	1,999
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	9,110
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
3.000%, 12/01/2045 (A)	2,375	2,375
San Antonio, Water System, RB
Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,014
South San Antonio, Independent School District, GO, PSF-GTD
0.500%, 08/15/2022 (B)	1,500	1,489
Texas State, Department of Housing & Community Affairs, RB
Callable 02/01/2022 @ 100
0.700%, 08/01/2040 (A)	1,830	1,833
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
Callable 12/04/2020 @ 100
0.868%, 12/15/2026 (A)	1,250	1,244
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
0.855%, 09/15/2027 (A)	2,225	2,207
Texas State, RB
4.000%, 08/26/2021	6,400	6,579
Travis County, Housing Finance, McKinney Falls Apartments, RB
Callable 12/28/2020 @ 100
2.750%, 04/01/2021	6,300	6,308

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Weslaco, Housing Opportunities, Primrose Village Apartments, RB
1.420%, 01/01/2023 (A)	$14,760	$14,912

		136,402

Utah — 0.4%
Salt Lake County, Community Foundation For The Disabled Project, RB
Callable 12/04/2020 @ 100
0.250%, 08/01/2030 (A)(D)	300	300
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,505
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2021	500	513
4.000%, 10/15/2022	325	337

		4,655

Virginia — 0.9%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,236
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/2041 (A)	2,000	1,999
Henry County, Industrial Development Authority, RB
Callable 11/01/2021 @ 100
2.000%, 11/01/2023	1,020	1,034
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,275

		11,544

Washington — 2.1%
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 12/21/2020 @ 100
0.400%, 11/01/2045 (A)	10,000	10,000
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100
0.550%, 11/01/2045 (A)	1,525	1,530
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,712
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 12/28/2020 @ 100
0.390%, 05/01/2045 (A)	5,000	5,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, Providence Health & Services, Ser A, RB
5.000%, 10/01/2021	$1,525	$1,581
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	136
5.000%, 05/01/2024	160	180
Washington State, Housing Finance Commission, Artspace Evert Lofts, Ser B, RB
Callable 12/04/2020 @ 100
0.110%, 12/01/2041 (A)	2,400	2,400
Washington State, Housing Finance Commission, College Glen Apartments Project, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	3,000	3,038
Washington State, Ser F, GO, NATL
1.708%, 12/01/2021 (B)	1,345	1,342

		26,919

West Virginia — 0.4%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	762
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,660
West Virginia, Economic Development Authority, Wheeling Power Company - Mitchell Project, AMT, RB
3.000%, 06/01/2037 (A)	2,000	2,056

		5,478

Wisconsin — 1.2%
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	240	248
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	660	683
Public Finance Authority, AMT, RB
0.300%, 10/01/2025 (A)	1,000	1,000
Public Finance Authority, RB
5.000%, 06/01/2022	550	587

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health, RB
Callable 01/27/2022 @ 100
0.550%, 08/15/2054 (A)	$600	$601
Wisconsin State, Health & Educational Facilities Authority, Froedtert Health, RB
5.000%, 04/01/2021	1,000	1,015
Wisconsin State, Ser A, GO
Pre-Refunded @ 100
4.000%, 05/01/2022 (F)	10,715	11,291

		15,425

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB
Callable 03/01/2021 @ 100
0.420%, 12/01/2048 (A)	3,000	3,000

Multi-State — 0.4%
BB&T Municipal Trust, RB
0.910%, 11/30/2021 (A)(C)(D)	775	775
Mizuho Floater, Ser 2020- MIZ9025, RB
Callable 05/01/2021 @ 100
0.200%, 11/01/2035 (A)(C)(D)	4,800	4,800

		5,575

Total Municipal Bonds (Cost $1,258,307) ($ Thousands)		1,271,686

Total Investments in Securities — 100.3% (Cost $1,258,307) ($ Thousands)		$1,271,686

Percentages are based on Net Assets of $1,268,231 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $42,851 ($ Thousands), representing 3.4% of the Net Assets of the Fund.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security is escrowed to maturity.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAN— Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

As of November 30, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2020, there were no transfers of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.1%
California — 98.1%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,642
5.000%, 09/02/2025	990	1,216
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2023	2,160	2,417
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,509
5.000%, 02/01/2028	4,000	5,110
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,512
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	710
California State, Bid Group B, GO
5.000%, 08/01/2026	5,000	6,294
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	493
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	795
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	911
California State, GO
5.000%, 08/01/2026	10,000	12,588
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,752
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,432
5.000%, 08/01/2031	5,000	6,363
California State, GO
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,230	1,664
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,866
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	$400	$428
5.000%, 06/01/2026	350	374
California State, Health Facilities Financing Authority, City of Hope Project, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,396
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,083
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	5,380
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2039 (A)	1,500	1,920
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,294
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	626
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	986	1,099
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,473	1,688
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,131
5.000%, 11/01/2030	3,000	4,036
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 02/01/2021 @ 100
0.487%, 08/01/2047 (A)	3,500	3,500
California State, Infrastructure & Economic Development Bank, Ser B, RB
Callable 08/01/2029 @ 100
5.000%, 11/01/2029	2,125	2,789
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	379

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 02/01/2024	$500	$561
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,251
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,165
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	584
5.000%, 07/01/2027	1,170	1,427
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	538
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,428
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,240
5.000%, 06/30/2029	1,300	1,602
5.000%, 12/31/2029	1,000	1,228
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	599
5.000%, 06/01/2026	310	382
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	599
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	2,043
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,196
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,584
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,226
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,397

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, School Finance Authority, Aspire Public School, RB
5.000%, 08/01/2023 (B)	$825	$919
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	518
5.000%, 10/01/2022	500	539
5.000%, 10/01/2023	500	560
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 01/04/2021 @ 100
3.000%, 07/01/2025	2,800	2,806
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,284
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,341
5.000%, 03/01/2029	1,300	1,749
California State, Various Purpose, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	2,000	2,165
California State, Various Purpose, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,569
California State, Various Purpose, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	3,000	3,425
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,524
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,264
Contra Costa, Transportation Authority, Ser A, RB
Callable 12/28/2020 @ 100
0.358%, 03/01/2034 (A)	3,000	2,992
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,570
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,205
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
Callable 03/15/2029 @ 100
3.050%, 04/15/2034	1,480	1,655
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,771
Golden State, Tobacco Securitization Project, Ser A1, RB

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 06/01/2026	$1,500	$1,837
5.000%, 06/01/2027	5,000	6,277
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,048
5.000%, 06/01/2025	3,365	4,013
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,974
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	864
5.000%, 11/01/2025	1,000	1,230
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	740
Inglewood, Redevelopment Agency Successor Agency, Sub Lien-Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,198
5.000%, 05/01/2026	500	620
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	507
5.000%, 08/01/2025	570	689
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,270
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,345
5.000%, 05/15/2027	2,000	2,493
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,152
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,808
Long Beach, Marina Revenue, RB
5.000%, 05/15/2021	520	530
5.000%, 05/15/2022	900	940
5.000%, 05/15/2023	700	763
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	755
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	3,013
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,355

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	$1,030	$1,067
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	6,990	8,794
5.000%, 05/15/2028	1,000	1,283
5.000%, 05/15/2029	3,000	3,915
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,220
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,386
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,207
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,425
5.000%, 07/01/2026	2,650	3,321
5.000%, 07/01/2029	3,940	5,318
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,291
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,349
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,407
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100
5.000%, 06/01/2028	1,100	1,282
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,373
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	750
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,298
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	673

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 10/01/2026	$500	$617
Riverside, Unified School District, Ser B, GO
Callable 08/01/2027 @ 100
4.000%, 08/01/2028	1,000	1,229
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	622
5.000%, 09/01/2025	1,000	1,226
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,236
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,073
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	586
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,263
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,180
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	595
5.000%, 07/01/2026	400	489
5.000%, 07/01/2027	500	625
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,241
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,417
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,616
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,223
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,198
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
Callable 08/01/2029 @ 100
4.000%, 08/01/2031	$2,000	$2,521
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	3,005
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,198
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,674
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	296
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	476
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,357
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,902
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	10	10
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	5,695
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,449
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,180
5.000%, 03/01/2026	1,780	2,165
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,270
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, Improvement Project, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,095

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
3.000%, 08/01/2033	$2,580	$2,801
Santa Barbara County, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,742
Solano County, COP
5.000%, 11/01/2025	700	855
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Pre-Refunded @ 100
5.000%, 03/01/2022 (C)	725	769
South Orange County, Public Financing Authority, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	764
5.000%, 08/15/2024	1,000	1,054
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,709
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	500	514
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,309
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,576
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 01/01/2024 @ 100
5.000%, 04/01/2024	1,000	1,146
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	520
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,247
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,231
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	699
4.000%, 08/01/2028	435	527
4.000%, 08/01/2029	735	899
4.000%, 08/01/2030	1,320	1,629
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,243
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	$2,000	$2,312
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,161
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,315
Upland Community, Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,542
Western, Municipal Water District Facilities Authority, Ser A, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,764
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,752

Total Municipal Bonds (Cost $301,422) ($ Thousands)		321,531

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	3,045,511	3,046

Total Cash Equivalent (Cost $3,046) ($ Thousands)		3,046

Total Investments in Securities — 99.0% (Cost $304,468) ($ Thousands)		$324,577

Percentages are based on Net Assets of $327,691 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $2,962 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP- Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

California Municipal Bond Fund (Concluded)

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	321,531	–	321,531
Cash Equivalent	3,046	–	–	3,046

Total Investments in Securities	3,046	321,531	–	324,577

As of November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,952	$ 9,941	$ (8,847)	$ —	$ —	$ 3,046	3,045,511	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.4%
Massachusetts — 98.4%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,290
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	578
Boston, Ser B, GO
5.000%, 04/01/2025	1,450	1,750
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	513
Hingham, GO
Callable 08/15/2028 @ 100
4.000%, 02/15/2030	340	424
4.000%, 02/15/2031	320	397
Lowell, GO
5.000%, 09/01/2027	1,520	1,972
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	704
5.000%, 07/01/2025	1,000	1,217
5.000%, 07/01/2026	1,000	1,254
5.000%, 07/01/2027	1,500	1,932
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	557
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,226
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,334
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	223
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	757
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,352
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	240
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	$500	$601
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	580
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	619
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	580
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	250
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,240
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,280	2,887
5.000%, 10/15/2028	500	672
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	874
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,150
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	523
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,187
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,166
5.000%, 07/01/2025	1,000	1,203
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	500	606
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 07/31/2029 @ 102
5.000%, 07/01/2050 (B)	1,000	1,307

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	$500	$586
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	452
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	970
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,207
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	768
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	210	270
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	457
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	532
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	690
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	2,000	2,487
5.000%, 07/01/2028	1,000	1,286
5.000%, 07/01/2029	840	1,064
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	312
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,205
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	739
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	$520	$605
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,297
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,256
5.000%, 07/01/2027	1,000	1,293
5.000%, 01/01/2028	1,500	1,964
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	275	323
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,247
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,609
5.000%, 09/01/2028	1,000	1,332
5.000%, 11/01/2030	1,000	1,398
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,259
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,158
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,254
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,329
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,174
University of Massachusetts, Building Authority, Ser 1, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2030	1,500	2,018
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	1,000	1,205
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,264
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	608

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Worcester, GO
Callable 02/15/2028 @ 100
4.000%, 02/15/2030	$285	$348

Total Municipal Bonds (Cost $70,715) ($ Thousands)		75,717

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,791,555	1,792

Total Cash Equivalent (Cost $1,792) ($ Thousands)		1,792

Total Investments in Securities — 100.7% (Cost $72,507) ($ Thousands)		$77,509

Percentages are based on Net Assets of $77,005 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	75,717	–	75,717
Cash Equivalent	1,792	–	–	1,792

Total Investments in Securities	1,792	75,717	–	77,509

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 579	$ 3,306	$ (2,093)	$ -	$ -	$ 1,792	1,791,555	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.2%
Delaware — 2.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,295
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,133

		2,428

New Jersey — 84.9%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	960
Bergen County, GO
Callable 07/15/2027 @ 100
3.000%, 07/15/2029	1,000	1,139
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,633
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,121
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	498
5.000%, 01/15/2026	1,820	2,227
Carlstadt, School District, GO
5.000%, 05/01/2023	500	556
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	576
Essex County, GO
5.000%, 08/01/2025	2,500	3,058
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,252
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	605
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,173
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,123
Hudson County, Improvement Authority, Vocational—Technical School Project, RB
5.000%, 05/01/2026	500	620
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	$500	$518
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,273
Monmouth County, GO
5.000%, 07/15/2025	3,280	4,001
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,273
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,560
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,030
5.000%, 06/15/2024	685	705
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059	2,000	2,133
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,237
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	1,000	1,012
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,622
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,398
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,698

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Ecational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	$1,000	$1,186
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,186
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2033	1,360	1,688
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,195
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,182
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	995	1,033
5.250%, 09/01/2021 (A)	80	82
5.000%, 09/01/2023	1,000	1,130
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,063
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	897
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,071
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,475
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,342
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	$1,000	$1,235
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	536
5.000%, 07/01/2025	1,000	1,199
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
Callable 04/01/2026 @ 101
5.000%, 07/01/2045 (B)	1,500	1,845
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group Issue, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,250	1,613
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,140
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,624
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100
3.350%, 12/01/2029	1,515	1,596
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	835
New Jersey State, Housing & Mortgage Finance Agency, AMT, RB
3.250%, 04/01/2025	920	1,003
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	260
5.000%, 07/01/2029	270	358
New Jersey State, Institute of Technology, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	260	340
5.000%, 07/01/2031	375	489
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (C)	1,400	1,504

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2030	$1,000	$1,213
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,623
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,674
5.250%, 12/15/2021 (A)	15	16
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,786
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,282
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,184
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,784
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (C)	90	96
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	851
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	447
5.000%, 06/15/2024	315	367
5.000%, 06/15/2025	250	302
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	659
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,221
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	645
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	815	854

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Somerset County, Ser A&B, GO
Callable 08/01/2027 @ 100
3.000%, 08/01/2030	$540	$611
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	662
Sparta Township, Board of Education, GO
Pre-Refunded @ 100
5.000%, 02/15/2025 (C)	575	688
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	633
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	1,135	1,166
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	595
Washington Township, Ser A, BAN
1.750%, 06/22/2021	1,000	1,007

		96,739

New York — 8.2%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,753
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,250
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,137
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	1,000	1,121

		9,261

Pennsylvania — 3.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,869
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,594

		3,463

Total Municipal Bonds (Cost $105,388) ($ Thousands)		111,891

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	492,360	$492

Total Cash Equivalent (Cost $492) ($ Thousands)		492

Total Investments in Securities — 98.6% (Cost $105,880) ($ Thousands)		$112,383

Percentages are based on Net Assets of $113,994 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAN — Bond Anticipation Note

BAM — Build America Mutual

Cl — Class

GO —General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of November 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	111,891	–	111,891
Cash Equivalent	492	–	–	492

Total Investments in Securities	492	111,891	–	112,383

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands)

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,014	$ 2,047	$ (2,569)	$ —	$ —	$ 492	492,360	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.9%
New York — 98.9%
Broome County, Local Development, RB, AGM
5.000%, 04/01/2030	$900	$1,189
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	714
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	513
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	506
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,053
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	417
5.000%, 08/01/2027	275	334
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	256
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	635
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,184
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	212
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	2,015	2,413
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	599
Erie County, Ser B, GO
5.000%, 06/01/2024	1,200	1,396
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	553
Long Island, Power Authority, RB
5.000%, 09/01/2026	2,000	2,520
5.000%, 09/01/2027	1,000	1,290
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,290
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,846

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	$1,000	$1,079
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	2,280	2,488
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,479
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,453
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,224
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,110
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,047
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,047
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,234
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	908
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,310
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	832
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	957
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,202
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,250
New York & New Jersey, Port Authority, Ser 178, AMT, RB

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 12/01/2022	$1,000	$1,092
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,252
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,621
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,081
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,144
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,020
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,770
New York City, Housing Development Authority, Ser C, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	1,000	1,004
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	2,272
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,268
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,943
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,492
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	5,018
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,279
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,485
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,821
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	$1,075	$1,318
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,372
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,824
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,550
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,165
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	557
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,186
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,167
5.000%, 07/01/2027	500	643
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,095	1,460
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	2,146
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,059
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,110
5.000%, 07/01/2024	1,000	1,152
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021 (B)	250	257
New York State, Dormitory Authority, RB
5.000%, 07/01/2025	1,000	1,191
5.000%, 07/01/2027	570	698
5.000%, 09/01/2027	750	913
5.000%, 07/01/2028	665	830
5.000%, 08/01/2028	1,500	1,853

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	$500	$625
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,240
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	915
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,235
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2023	1,000	1,123
5.000%, 03/15/2025	2,000	2,387
5.000%, 07/01/2025	1,500	1,795
5.000%, 07/01/2026	1,100	1,356
5.000%, 07/01/2028	1,500	1,965
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,576
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	3,109
New York State, Dormitory Authority, Ser A-2, RB
5.000%, 07/01/2030	500	698
New York State, Dormitory Authority, Ser A-2, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2031	530	733
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,959
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,384
5.000%, 03/15/2026 (B)	5	6
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,867
New York State, Dormitory Authority, St. Johns University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2030	800	973
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	$1,680	$1,869
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	627
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	1,000	1,120
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,104
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,655
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,420
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,246
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2025	1,100	1,285
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,420
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,039
New York State, Urban Development, RB
5.000%, 03/15/2025	500	598
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,435
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	608
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	810
Oyster Bay Township, GO, BAM
4.000%, 11/01/2026	800	950

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	$475	$563
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,936
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,455
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,334
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,633
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,702
5.000%, 11/15/2024	2,000	2,356
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,369
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,270
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,272
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,283
5.000%, 06/01/2025	750	882
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	805
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,240
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	296
5.000%, 07/01/2026	300	343
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	621
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,056

Total Municipal Bonds (Cost $168,803) ($ Thousands)		178,198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,527,991	$1,528

Total Cash Equivalent (Cost $1,528) ($ Thousands)		1,528

Total Investments in Securities — 99.7% (Cost $170,331) ($ Thousands)		$179,726

Percentages are based on Net Assets of $180,265 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	178,198	–	178,198
Cash Equivalent	1,528	–	–	1,528

Total Investments in Securities	1,528	178,198	–	179,726

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

New York Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,569	$ 6,211	$ (6,252)	$ –	$ –	$ 1,528	1,527,991	$ –	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.0%
Pennsylvania — 100.0%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	$1,500	$1,935
5.000%, 02/01/2030	500	681
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	670
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,174
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,139
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,645
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,311
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,181
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,254
Berks County, Industrial Development Authority, Health Care Facilities, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	573
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,246
Chester County, Health & Education Facilities Authority, Ser A, RB
5.000%, 09/01/2028	175	226
5.000%, 09/01/2029	375	494
Chester County, School Authority, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,202
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,924
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,035
Cumberland County, Municipal Authority, RB
5.000%, 11/01/2029	780	1,022
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,206
Daniel Boone, Area School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Daniel Boone, Area School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	$780	$929
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	687
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	554
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	552
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	764
5.000%, 11/01/2026	425	536
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,290
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,676
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,284
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
0.520%, 09/01/2048 (B)	2,000	1,989
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	755
Geisinger, Health System Authority, RB
Callable 08/15/2026 @ 100
5.000%, 04/01/2043 (B)	1,000	1,226
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,183
Hempfield Area, School District, GO, AGM
5.000%, 03/15/2025	1,600	1,913
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,166
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	886
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,626

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	$500	$626
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,497
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (B)	1,700	1,875
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,238
5.000%, 09/01/2026	690	818
5.000%, 09/01/2027	660	780
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,141
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,077
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	595
5.000%, 09/01/2028	1,500	1,894
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	860
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	682
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,171
Mount Lebanon, Hospital Authority, RB
5.000%, 07/01/2027	400	512
Mount Lebanon, Hospital Authority, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	452
Octorara Area, School District, GO, AGM
Callable 10/01/2028 @ 100
4.000%, 04/01/2029	900	1,106
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	628
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 06/01/2028	$2,500	$3,230
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	1,050
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,012
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,227
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,162
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,352
5.000%, 08/15/2025	1,995	2,425
5.000%, 01/01/2026	5,000	6,150
5.000%, 05/01/2030	1,000	1,361
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,424
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	953
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,234
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,872
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,851
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	1,005
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,094
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,286

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	$660	$690
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	1,725	1,757
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	654
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,932
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,635
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,238
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,947
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	632
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	513
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	563
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2025	850	1,048
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	408
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	653
5.000%, 12/01/2025	600	739
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	$1,250	$1,437
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,180
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	3,102
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,275
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,552
5.000%, 08/01/2027	1,705	2,146
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,612
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,439
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
Callable 08/01/2030 @ 100
5.000%, 08/01/2031	1,000	1,333
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	965
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	555
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,234
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,185
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	506
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,576
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,119

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Ser A, GO
5.000%, 08/01/2026	$1,000	$1,236
5.000%, 08/01/2027	1,000	1,268
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	932
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	597
5.000%, 11/01/2027	1,800	2,315
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,257
Pittsburgh, GO
5.000%, 09/01/2027	415	534
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,237
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,197
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,483
5.000%, 09/01/2029	750	994
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	597
Quaker Valley, School District, GO
Callable 04/01/2030 @ 100
5.000%, 10/01/2030	250	341
5.000%, 10/01/2031	325	441
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,547
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,193
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,178
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	618
5.000%, 06/01/2025	500	600
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	2,000
5.000%, 03/01/2027	1,000	1,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	$725	$934
State College Area, School District, GO
5.000%, 05/15/2028	280	371
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	492
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,538
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,254
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,145
5.000%, 08/15/2026	610	738
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,215
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,202

Total Municipal Bonds (Cost $158,636) ($ Thousands)		170,820

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	798,160	798

Total Cash Equivalent (Cost $798) ($ Thousands)		798

Total Investments in Securities — 100.5% (Cost $159,434) ($ Thousands)		$171,618

Percentages are based on Net Assets of $170,826 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of November 30, 2020.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Pennsylvania Municipal Bond Fund (Concluded)

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	170,820	–	170,820
Cash Equivalent	798	–	–	798

Total Investments in Securities	798	170,820	–	171,618

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 264	$ 6,401	$ (5,867)	$ -	$ -	$ 798	798,160	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 71.7%
Alabama — 1.5%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$817
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Callable 07/01/2025 @ 103
6.000%, 07/01/2045 (A)	795	804
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,141
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	2,226
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 03/01/2024 @ 100
4.000%, 06/01/2049 (B)	1,565	1,741

		19,729

Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	200	10

Arizona — 1.4%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,601
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,206
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (A)	3,000	3,028
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	1,510	1,660
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	$2,500	$2,840
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	3,565	3,620
Pima County, Industrial Development Authority, Paideia Academics Project, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2049	1,050	1,066
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 01/04/2021 @ 100
5.000%, 06/01/2037	265	265
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.125%, 10/01/2052 (A)	500	517
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 01/04/2021 @ 100
4.000%, 10/01/2023 (A)	1,000	996

		18,260

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
Callable 09/01/2026 @ 103
4.500%, 09/01/2049 (A)	4,250	4,473

California — 6.9%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,588
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	1,000	1,119
California State, Community Housing Agency, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2050 (A)	1,000	1,135
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
Callable 02/01/2030 @ 100
5.000%, 02/01/2050 (A)	1,000	1,130

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2049 (A)	$2,500	$2,770
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,943
California State, Infrastructure & Economic Development Bank, RB
6.282%, 01/01/2035 (E)	1,000	424
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (A)(D)	1,360	1,394
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (A)	1,000	1,058
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,247
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	2,750	2,874
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(C)	2,000	620
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,717
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,712
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,064
5.000%, 06/01/2051 (A)	1,000	1,062
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (F)	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.500%, 12/01/2058 (A)	$2,150	$2,475
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,500	2,768
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 01/04/2021 @ 100
6.000%, 05/01/2037	7,500	7,529
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,365
5.000%, 09/01/2030	1,000	1,060
5.000%, 09/01/2034	900	950
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,239
Long Beach, Towne Center Project, SAB
Callable 04/01/2021 @ 100
5.400%, 10/01/2023	650	660
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,102
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,738
Northern California, Tobacco Securitization Authority, Sub-Ser B, RB
Callable 12/21/2020 @ 24
7.324%, 06/01/2045 (E)	11,000	2,647
Northern California, Tobacco Securitization Authority, Sub-Ser C, RB
Callable 12/21/2020 @ 20
11.158%, 06/01/2045 (E)	23,685	4,714
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
12.370%, 08/01/2038 (E)	5,410	3,740
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,152
5.000%, 09/01/2031	1,000	1,149
5.000%, 09/01/2032	1,000	1,144

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	$1,090	$1,217
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,060
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26
5.886%, 06/01/2054 (E)	5,700	1,014
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
Callable 12/21/2020 @ 21
7.268%, 06/01/2046 (E)	12,000	2,499
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	2,500	2,923
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	850
Windsor, Unified School District, Election 2008, Ser D, GO
12.892%, 08/01/2035 (E)	1,800	1,303

		87,261

Colorado — 1.7%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2039	500	521
5.000%, 12/01/2048	500	515
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	551
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103
5.000%, 12/01/2049	500	524
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,376
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (A)	685	689

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
Callable 11/15/2029 @ 100
4.000%, 11/15/2043	$1,000	$1,159
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2049	5,000	5,536
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022 (F)	500	533
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	829
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,221
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 12/18/2020 @ 100
6.000%, 01/15/2034	500	502
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,470	1,535
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	875	906
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	578
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,944
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,132
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103
4.375%, 12/01/2044	935	933
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	514

		21,498

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut — 1.4%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	$1,000	$1,033
5.000%, 09/01/2053 (A)	1,500	1,540
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	455
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/2026 @ 100
4.000%, 09/01/2036	5,000	5,645
Connecticut State, Special Tax Revenue, Special Tax
Callable 05/01/2030 @ 100
5.000%, 05/01/2038	5,500	7,178
New Haven, Ser A, GO
5.000%, 08/01/2026	580	673
5.000%, 08/01/2027	1,000	1,179

		17,703

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	439
4.625%, 09/01/2032	1,635	1,686

		2,125

Florida — 2.5%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	550
8.000%, 10/01/2042	1,000	1,092
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,406
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,175
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	634

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103
5.000%, 07/01/2053	$750	$415
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (A)	1,000	1,058
Capital Trust Agency, Wonderful Foundations Charter, RB
Callable 07/01/2030 @ 100
5.000%, 01/01/2055 (A)	3,500	3,548
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 01/04/2021 @ 103
6.250%, 01/01/2049 (A)(B)	500	445
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 01/04/2021 @ 104
6.500%, 01/01/2049 (A)(B)	2,500	2,207
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021 (F)	200	203
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	513
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	1,865	2,050
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	970	990
Highlands County, Health Facilities Authority, Senior Living Revenue, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038	400	180
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
4.402%, 10/01/2032 (E)	2,900	2,084
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	3,000	3,466
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	990	1,040

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	$1,000	$1,090
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)	3,620	3,727
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	691
4.000%, 05/15/2028	1,205	1,300
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.750%, 11/15/2054	685	642
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	382
4.500%, 05/01/2023	155	158

		32,046

Georgia — 2.2%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2042	3,000	3,118
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,383
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,597
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2059	500	592
5.000%, 01/01/2063	1,700	2,034
4.000%, 01/01/2049	1,000	1,117
Houston County, Healthcare System, RB
Callable 04/01/2024 @ 100
5.000%, 10/01/2031 (B)	11,600	12,370
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,503

		27,714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Idaho — 0.1%
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	$950	$924
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	388

		1,312

Illinois — 7.7%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 01/04/2021 @ 100
5.700%, 05/01/2036	250	246
Chicago, Board of Education, GO, NATL
4.644%, 12/01/2023 (E)	545	509
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	2,982
5.000%, 12/01/2034	1,400	1,520
5.000%, 12/01/2035	1,500	1,624
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,113
5.000%, 12/01/2027	500	558
Chicago, Board of Education, Ser C, GO
Callable 12/01/2024 @ 100
5.250%, 12/01/2035	2,500	2,657
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,327
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,239
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,875
Chicago, O’Hare International Airport, Ser D, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2052	3,125	3,635
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,750
5.500%, 01/01/2037	2,440	2,605
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	11,840

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	$1,800	$1,859
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	2,500	2,974
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2033	2,000	2,097
Cook County, Ser A, GO
Callable 01/04/2021 @ 100
5.250%, 11/15/2033	1,500	1,504
Illinois State, Finance Authority, American Water Capital, RB
Callable 10/01/2029 @ 100
2.450%, 10/01/2039 (B)	1,250	1,365
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
6.250%, 12/01/2052 (C)	1,485	–
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	206
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
Callable 02/15/2027 @ 100
5.125%, 02/15/2045	1,750	1,516
5.000%, 02/15/2037	1,750	1,582
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	1,002
Illinois State, Finance Authority, Navistar International Project, RB
4.750%, 10/15/2040 (A)(B)	1,200	1,245
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	518
Illinois State, GO
5.500%, 05/01/2030	2,000	2,331
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,567
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,180
Illinois State, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2026	4,500	4,803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	$2,000	$2,157
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,629
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,769
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	6,616
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,073
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	2,974
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
5.280%, 06/15/2045 (E)	7,500	3,187
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2029	1,250	1,559
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,392
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM-TCRS
5.667%, 01/01/2033 (E)	100	76
5.446%, 01/01/2031 (E)	300	243
5.019%, 01/01/2029 (E)	400	345

		98,249

Indiana — 1.2%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,065
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	14,200	13,661
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (D)	470	495

		15,221

Iowa — 0.3%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	253
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
0.000%, 05/15/2056 (C)	125	2

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (B)	$626	$664
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
Callable 03/01/2024 @ 103
5.000%, 03/01/2028	1,465	1,584
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	843

		3,346

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,044
Wichita, Presbyterian Manor Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2050	600	595
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	532
5.000%, 05/15/2047	1,000	1,002
Wyandotte County, Kansas City Unified Government, RB
7.366%, 09/01/2034 (A)(E)	2,500	1,085

		4,258

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	894
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.000%, 11/15/2036	1,700	1,529

		2,423

Louisiana — 1.1%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	1,000	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044 (A)	$500	$505
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.500%, 11/01/2039 (A)	900	973
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (D)	1,000	1,028
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	6,000	7,182
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (B)	1,140	1,160
2.000%, 06/01/2037 (B)	2,035	2,055

		14,020

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (A)(C)	2,000	1,100
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,814

		3,914

Maryland — 1.4%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2021 (D)	4,500	4,704
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (D)	10,000	11,156
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,739

		17,599

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts — 0.2%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	$1,600	$1,859
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 12/15/2020 @ 100
6.000%, 01/01/2028	175	178

		2,037

Michigan — 2.2%
Detroit, GO
5.000%, 04/01/2026	1,000	1,101
Grand Traverse, Public School Academy Revenue and Refunding, RB
Callable 01/04/2021 @ 100
5.000%, 11/01/2036	300	291
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,421
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,065
Michigan State, Finance Authority, RB
6.448%, 06/01/2045 (E)	10,000	2,320
4.300%, 09/01/2030	120	122
Michigan State, Finance Authority, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	4,500	4,838
Michigan State, Finance Authority, RB
Callable 09/01/2030 @ 100
5.000%, 09/01/2050	310	315
4.800%, 09/01/2040	185	188
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 12/21/2020 @ 12
9.580%, 06/01/2046 (E)	21,000	2,515
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
16.721%, 06/01/2058 (E)	145,250	6,575

		27,751

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	885	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	$750	$821
Minneapolis, NorthEast College Prep Project, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2055	710	741
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(B)	500	512
St. Cloud, Health Care Revenue, Centracare Health System, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,496
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	282

		7,776

Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
Callable 08/15/2024 @ 102
5.000%, 08/15/2051	1,050	1,073
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	330	328
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,425	2,724

		4,125

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,501

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,370
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,302

		7,672

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada — 0.7%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	$2,500	$2,184
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,091
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
8.104%, 07/01/2058 (A)(E)	10,000	989
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31
6.851%, 07/01/2058 (A)(E)	21,000	3,016

		9,280

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Ser A, RB
5.000%, 08/01/2059	1,500	2,260

New Jersey — 2.3%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2030	2,500	3,021
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,146
New Jersey State, Economic Development Authority, Ser G, RB
6.219%, 09/01/2026 (A)(B)	8,500	9,983
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	445	446
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,278
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,642
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	3,770	4,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.453%, 12/15/2030 (E)	$1,000	$766
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,396
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	551
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,809

		29,379

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 12/16/2020 @ 100
4.700%, 09/01/2024	2,000	2,003

New York — 8.0%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,603
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,145
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	13,898
Monroe County, Industrial Development, Ann’s Community Project, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2040	1,500	1,575
New York & New Jersey, Port Authority, AMT, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2059	2,000	2,234
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 01/04/2021 @ 100
6.000%, 12/01/2036	1,000	1,006
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.190%, 03/01/2026 (B)	425	430
2.180%, 03/01/2025 (B)	400	405

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 12/21/2020 @ 12
16.930%, 06/01/2055 (E)	$57,000	$4,571
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 12/21/2020 @ 10
10.557%, 06/01/2055 (E)	28,000	1,714
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	11
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	9,119
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,513
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,185
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,172
5.000%, 11/15/2044 (A)	10,750	11,131
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,345
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,570
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	545	635
5.000%, 01/01/2031	1,000	1,154
5.000%, 01/01/2033	4,085	4,670
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
4.375%, 10/01/2045	3,000	3,327
New York State, Transportation Development, JFK International Airport Project, AMT, RB
Callable 08/01/2030 @ 100
5.250%, 08/01/2031	1,500	1,634

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Onondaga County, Trust for Cultural Resources, Syracuse University Project, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2049	$4,440	$5,150
Suffolk County, GO, RAN
5.000%, 03/19/2021	500	506
Suffolk, Tobacco Asset Securitization, Ser D, RB
Callable 01/04/2021 @ 12
10.736%, 06/01/2048 (E)	18,250	1,937
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,940
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2045	4,250	4,475
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	938
5.250%, 09/15/2053	2,500	2,313

		102,306

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	474
5.000%, 09/01/2023	610	628
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	500

		1,602

Ohio — 4.0%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/2030 @ 100
4.000%, 06/01/2048	6,000	6,778
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
5.780%, 06/01/2057 (E)	59,500	8,858
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	7,435	8,355

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	$2,460	$2,630
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2044	4,000	4,137
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100
5.500%, 06/01/2022 (D)	5,000	5,393
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (A)(C)	650	230
6.500%, 12/01/2037 (A)(C)	1,100	390
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.250%, 04/01/2049 (A)	1,900	853
6.000%, 04/01/2038 (A)	1,615	726
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (B)	3,420	3,559
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	2,510	2,608
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2049 (A)	2,250	2,336
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,540
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
Callable 12/01/2027 @ 103
7.000%, 12/01/2042 (A)	3,000	3,113

		51,506

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2036	$2,980	$3,151
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,259
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	11
6.875%, 11/01/2046 (C)	1,081	5
6.625%, 11/01/2036 (C)	522	3

		7,108

Oregon — 0.4%
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2052	1,500	1,594
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (A)(C)	6,100	3,355

		4,949

Pennsylvania — 1.6%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	332
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,453
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	278
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 11/30/2020 @ 100
5.250%, 10/01/2031	1,000	1,000
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	551
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,086

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	$1,000	$1,195
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,502
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,099
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,085
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,083
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	2,800	3,224
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	545	550
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	445	446

		20,884

Puerto Rico — 5.7%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 01/04/2021 @ 100
5.125%, 07/01/2047	2,300	2,365
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (C)	2,000	260
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (C)	1,000	130
Puerto Rico Commonwealth, Ser A, GO
8.000%, 07/01/2035 (C)	1,500	979
5.125%, 07/01/2028 (C)	560	399
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2039 (C)	3,000	2,032
5.000%, 07/01/2041 (C)	3,300	2,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth, Ser B, GO
5.000%, 07/01/2035 (C)	$1,600	$1,162
Puerto Rico, Convention Center District Authority, Ser A, RB, AGC
Callable 01/04/2021 @ 100
4.500%, 07/01/2036	810	811
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2029 (C)	5,920	4,425
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2021 (C)	3,605	2,704
5.250%, 07/01/2030 (C)	200	150
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	5,250	3,937
Puerto Rico, Electric Power Authority, Ser DDD, RB
5.000%, 07/01/2021 (C)	2,000	1,495
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	3,515	2,627
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 01/04/2021 @ 100
0.671%, 07/01/2029 (B)	9,040	8,159
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,014
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (C)	1,265	922
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,389	7,532
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
Callable 07/01/2028 @ 100
4.784%, 07/01/2058	11,604	12,604
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30
6.266%, 07/01/2051 (E)	46,000	9,923
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	6,043	6,550

		72,317

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	$1,110	$1,230
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 12/21/2020 @ 16
6.801%, 06/01/2052 (E)	6,890	1,071

		2,301

South Carolina — 1.4%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
Callable 06/01/2030 @ 100
5.000%, 12/01/2046	2,000	2,521
4.000%, 12/01/2044	2,000	2,294
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (A)	1,000	753
5.250%, 02/01/2027 (A)	1,000	857
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
Callable 03/01/2021 @ 100
8.000%, 12/06/2029	155	153
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,822
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	7,048

		17,448

Tennessee — 0.9%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,059
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (A)	1,000	973

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	$700	$625
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	526
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,895
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,859

		11,937

Texas — 4.4%
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	9,770	11,003
7.000%, 03/01/2039	500	513
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (D)	1,000	1,005
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (D)	1,000	1,037
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (D)	500	500
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	1,250	1,438
6.000%, 08/15/2038	1,500	1,735
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	7,000	7,942
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100
4.750%, 11/15/2022 (D)	2,725	2,963

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, United Airlines, AMT, RB
5.000%, 07/15/2027	$1,000	$1,092
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (D)	805	828
Lewisville, SAB
Callable 09/01/2021 @ 100
5.500%, 09/01/2039 (A)	1,000	1,006
New Hope, Cultural Education Facilities Finance, Longhorn Village Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2042	500	538
New Hope, Cultural Education Facilities Finance, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2026 @ 103
5.000%, 12/01/2054	500	532
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	918
5.000%, 07/01/2031	250	210
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	1,500	1,608
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2054	250	227
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	154
5.000%, 06/15/2038	375	383
4.250%, 06/15/2028	140	142
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,830
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,817
Port Beaumont, Navigation District, RB
Callable 01/01/2022 @ 103
6.000%, 01/01/2025 (A)	1,000	994
Port Isabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	$500	$508
5.125%, 01/01/2041	500	504
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	762
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
Callable 12/04/2020 @ 100
1.618%, 12/15/2026 (B)	3,000	2,915
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,027
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (A)(C)	2,500	1,900

		56,153

Utah — 0.0%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	600	622

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	751
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	635

		1,386

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	840	844

Virginia — 1.0%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,005
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	387

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	$1,000	$1,023
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 01/04/2021 @ 100
2.000%, 10/01/2048	40	4
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,208	2,293
Lewistown Commerce Center, Community Development Authority, Ser C, TA
Callable 01/04/2021 @ 100
6.050%, 03/01/2054	118	22
Lewistown Commerce Center, Community Development Authority, TA
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	110	86
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (A)(B)	500	515
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,856
5.000%, 12/31/2052	3,500	3,991
5.000%, 12/31/2056	1,000	1,137

		13,319

Washington — 0.8%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,173
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	245	249
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	243
4.000%, 07/01/2028 (A)	400	417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	$5,000	$5,101
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,643

		9,826

West Virginia — 0.7%
Tobacco Settlement Finance Authority, RB
Callable 12/01/2030 @ 100
4.306%, 06/01/2049	1,500	1,500
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
Callable 12/21/2020 @ 11
21.887%, 06/01/2047 (E)	73,250	7,748

		9,248

Wisconsin — 3.5%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
Callable 12/15/2030 @ 38
3.910%, 12/15/2055 (E)	25,000	6,944
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2046	1,000	1,019
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,509
5.000%, 08/01/2028	1,230	1,266
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	3,250	2,915
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	977
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (A)	1,750	1,068
Wisconsin State, Public Finance Authority, American Dream @ Meadowland Project, RB
6.250%, 08/01/2027 (A)	3,500	3,031

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	$2,500	$2,486
5.000%, 03/01/2048	1,500	1,467
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,326
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	3,500	3,794
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100
5.875%, 10/01/2054 (A)	2,770	2,797
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	1,750	1,846
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	5,070	4,081
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	3,769
Wisconsin State, Public Finance Authority, RB
Callable 03/01/2030 @ 100
5.250%, 03/01/2055 (A)	2,500	2,662

		43,957

Total Municipal Bonds (Cost $849,208) ($ Thousands)		912,658

CORPORATE OBLIGATIONS — 15.4%
Financials — 13.9%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%(A)(G)	6,900	7,970
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%(A)(G)	5,200	7,268
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%(G)	2,900	3,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.300%, VAR ICE LIBOR USD 3 Month+4.553%(G)	$2,300	$2,642
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(G)	5,000	5,596
Bank of New York Mellon
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(G)	2,200	2,314
3.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.352%(G)	5,000	5,097
3.647%, VAR ICE LIBOR USD 3 Month+3.420%(G)	1,000	1,004
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%(G)	1,500	1,672
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(G)	1,000	1,075
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%(A)(G)	1,900	1,933
7.195%, VAR ICE LIBOR USD 3 Month+1.290%(G)	6,200	6,721
BP Capital Markets PLC
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.036%(G)	600	640
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%(G)	7,325	7,765
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%(G)	3,800	4,359
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(G)	1,000	1,057
4.699%, VAR ICE LIBOR USD 3 Month+4.478%(G)	2,800	2,804
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%(G)	2,500	2,550
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%(G)	1,000	1,105
4.194%, VAR ICE LIBOR USD 3 Month+3.960%(G)	5,000	4,950
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%(G)	500	544
Comerica
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.291%(G)	2,600	2,854

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(A)(G)	$2,000	$2,225
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(A) (G)	800	891
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%(A)(G)	2,500	2,741
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%(A) (G)	2,500	2,617
Depository Trust & Clearing
3.417%, VAR ICE LIBOR USD 3 Month+3.167%(A)(G)	2,250	2,138
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(G)	500	551
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(G)	500	519
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%(G)	1,000	1,100
4.128%, VAR ICE LIBOR USD 3 Month+3.922%(G)	400	398
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%(G)	8,000	8,140
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%(G)	1,500	1,624
Huntington Bancshares
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.945%(G)	600	694
4.450%, VAR H15T7Y+4.045%(G)	1,200	1,242
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%(G)	3,500	3,799
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342%(G)	1,000	1,080
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%(G)	7,200	8,041
6.000%, VAR ICE LIBOR USD 3 Month+3.300%(G)	1,800	1,889
4.014%, VAR ICE LIBOR USD 3 Month+3.800%(G)	1,200	1,207
3.684%, VAR ICE LIBOR USD 3 Month+3.470%(G)	1,025	1,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%(G)	$3,000	$3,150
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%(A)(G)	7,500	9,488
6.657%, VAR ICE LIBOR USD 3 Month+1.270%(G)	1,000	1,265
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%(G)	500	536
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.174%(G)	3,800	3,962
MetLife
3.850%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.576%(G)	1,700	1,760
3.825%, VAR ICE LIBOR USD 3 Month+3.575%(G)	834	831
Natwest Group PLC
2.540%, VAR ICE LIBOR USD 3 Month+2.320%(G)	4,300	4,047
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%(A)(G)	5,000	5,456
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(G)	500	531
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(G)	200	232
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%(A)(G)	1,800	2,101
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr+6.238%(G)	600	620
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%(A)(G)	4,500	5,735
Toll Road Investors Partnership II
5.465%, 02/15/2043 (A)(E)	22,000	6,400
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%(G)	1,200	1,314
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%(G)	7,100	7,442
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(A)(G)	600	658

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Voya Financial
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.358%(G)	$1,200	$1,257
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(G)	3,411	3,735

		177,626

Utilities — 1.5%
Dominion Energy
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.993%(G)	9,000	9,526
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%(G)	4,900	5,253
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%(G)	2,500	2,562
Pacific Gas & Electric
3.850%, 11/15/2023	50	53
3.400%, 08/15/2024	100	106
3.300%, 03/15/2027	100	105
3.250%, 06/15/2023	150	156
Pacific Gas and Electric
4.950%, 07/01/2050	300	357
4.550%, 07/01/2030	300	343
3.750%, 07/01/2028	100	108
3.450%, 07/01/2025	100	108

		18,677

Total Corporate Obligations (Cost $183,683) ($ Thousands)		196,303

	Shares
PREFERRED STOCK — 7.2%
Communication Services — 0.3%
AT&T
4.750%	137,000	3,592

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%*	31,000	2,899

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	134

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Financials — 6.3%
Allstate
4.750%	24,500	$660
Arch Capital Group
5.450%	13,693	363
Associated Banc-Corp
5.875%	13,500	369
Banco Santander
4.000%, VAR ICE LIBOR USD 3 Month+0.520%	9,299	232
Bank of America
6.200%	30,000	764
Bank of New York Mellon
5.200%	8,928	226
Capital One Financial
5.000%	71,700	1,850
Charles Schwab
6.000%	101,415	2,568
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,442
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,100
6.125%	20,000	2,050
Equitable Holdings
5.250%	25,000	650
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,298
Fulton Financial
5.125%	10,000	262
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	68
6.300%	8,311	220
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	9,438
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	1,050
Huntington Bancshares
6.250%	120,000	3,079
5.875%	20,322	544
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	120
MetLife
5.625%	29,780	807
4.750%	200,000	5,350
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	113,879	3,318

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	$1,526
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,973
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	2,983
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	34,498	973
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,610	2,107
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,600	73
5.700%, VAR ICE LIBOR USD 3 Month+3.148%	16,000	451
RenaissanceRe Holdings
5.375%	88,684	2,252
State Street
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	3,212
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	5,824	168
Sterling Bancorp
6.500%	36,337	993
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	50,000	1,338
Truist Financial
5.625%	52,000	1,331
5.200%	5,717	144
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,474
5.150%*	25,120	641
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	833
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	73,487	2,094
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	105,000	2,919
Webster Financial
5.250%	42,731	1,117
Wells Fargo
7.500%*	2,154	3,026
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,618

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	$3,133
5.625%	5,000	131

		80,338

Utilities — 0.4%
Alabama Power
5.000%	9,000	254
Duke Energy
5.750%	6,000	169
Entergy Texas
5.375%	40,000	1,106
Interstate Power & Light
5.100%	89,675	2,361
NSTAR Electric
4.780%	10,708	1,115

		5,005

Total Preferred Stock (Cost $83,765) ($ Thousands)		91,968

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 6.2%
United States Treasury Bills
0.102%, 12/03/2020 (E)	$14,500	14,500
0.102%, 01/26/2021 (E)	3,000	3,000
0.090%, 03/04/2021 (E)	14,500	14,497
0.088%, 04/27/2021 (E)	5,500	5,498
0.088%, 05/27/2021 (E)	7,800	7,796
0.079%, 12/01/2020 (E)	4,800	4,800
0.079%, 02/25/2021 (E)	6,200	6,199
0.070%, 01/19/2021 (E)	22,900	22,897

Total U.S. Treasury Obligations (Cost $79,187) ($ Thousands)		79,187

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,116,854	1,117

Total Cash Equivalent (Cost $1,117) ($ Thousands)		1,117

Total Investments in Securities — 100.6% (Cost $1,196,960) ($ Thousands)		$1,281,233

Percentages are based on Net Assets of $1,274,048 ($ Thousands).

†	Investment in Affiliated Security.

*	Non-income producing security.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Tax-Advantaged Income Fund (Concluded)

**	The rate reported is the 7-day effective yield as of November 30, 2020.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2020, the value of these securities amounted to $246,196 ($ Thousands), representing 19.3% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Security is in default on interest payment.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security is escrowed to maturity.

(G)	Perpetual security with no stated maturity date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

PLC — Public Limited Company

RAN— Revenue Anticipation Note

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

TCRS — Transferable Custodial Receipts

TRAN – Tax Revenue Anticipation Note

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	912,658	–	912,658
Corporate Obligations	–	196,303	–	196,303
Preferred Stock	80,998	10,970	–	91,968
U.S. Treasury Obligations	–	79,187	–	79,187
Cash Equivalent	1,117	–	–	1,117

Total Investments in Securities	82,115	1,199,118	–	1,281,233

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,182	$ 6,274	$ (11,339)	$ -	$ -	$ 1,117	1,116,854	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2020